As filed with the Securities and Exchange Commission on May 1, 2008.

                                                    Registration Nos. 333-142497
                                                                       811-04473

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        Pre-Effective Amendment No. _                       [ ]

                       Post-Effective Amendment No. 1                       [X]

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 49                            [X]

                            ------------------------

                      AMERITAS VARIABLE SEPARATE ACCOUNT V
                                  (Registrant)

                            ------------------------

                          AMERITAS LIFE INSURANCE CORP.
                                   (Depositor)
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                                  402-467-1122

                            ------------------------

                                 Robert G. Lange
              Vice President, General Counsel & Assistant Secretary
                          Ameritas Life Insurance Corp.
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                                  402-467-7465

                            ------------------------

Approximate Date of Proposed Public Offering: As soon as practicable after effective date.

         It is proposed that this filing will become effective:
         [ ] 60 days after filing pursuant to paragraph a of Rule 485
         [X] on May 1, 2008 pursuant to paragraph a of Rule 485
         [ ] on pursuant to paragraph b of Rule 485
         [ ] immediately upon filing pursuant to paragraph b of Rule 485

         If appropriate, check the following box:
         [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Securities of Unit Investment Trust PROTECTOR hVUL Flexible Premium Variable Universal Life Insurance

PROSPECTUS:  May 1, 2008
PROTECTOR hVUL

                                              Ameritas Life Insurance Corp. Logo
                                                                 A UNIFI Company
Flexible Premium
Variable Universal Life Insurance Policy

                                            Ameritas Variable Separate Account V


         This prospectus describes the Policy, especially its Separate Account, and should be read with the Policy. The Policy is designed to help you, the Policy Owner, provide life insurance protection while having flexibility, within limits, as to the amount and timing of premium payments, the amount of the death benefit, and how to invest your Policy value among a maximum of 20 investment options. The value of your Policy will go up or down based on the investment performance of the investment options you choose. The amount of the death benefit can also vary as a result of investment performance.

         You may allocate all or part of your Policy value among a variety of variable investment options where you have the investment risk, including possible loss of principal. (They are listed in the Investment Options section of this prospectus.)

         You may also allocate all or part of your investment to a Fixed Account fixed interest rate option where we have the investment risk and guarantee a certain return on your investment. Allocations to fund any guaranteed death benefit must be made to the Fixed Account.

Please Read this Prospectus Carefully and Keep It for Future Reference. It provides information you should consider before investing in a Policy. Prospectuses for the portfolios underlying the Subaccount variable investment options are available without charge from your sales representative or from our Service Center.

      The Securities and Exchange Commission ("SEC") does not pass upon the accuracy or adequacy of this prospectus, and has not approved or disapproved the Policy. Any representation to the contrary is a criminal offense.

         This prospectus may only be used to offer the Policy where the
          Policy may lawfully be sold. The Policy, and certain features described in this prospectus, may not be available in all states.

       No one is authorized to give information or make any representation about the Policy that is not in this prospectus. If anyone does so, you should not rely upon it as being accurate or adequate.

              NOT FDIC INSURED - MAY LOSE VALUE - NO BANK GUARANTEE

              Ameritas Life Insurance Corp. (we, us, our, Ameritas) Service Center, P.O. Box 82550, Lincoln, Nebraska 68501.
                   1-800-745-1112. www.ameritas.com
                            -------------------------

Contacting Us. To answer your questions or to send additional premium, contact your registered representative or write or call us at:

                          Ameritas Life Insurance Corp.
                                 Service Center
                                 P.O. Box 82550
                            Lincoln, Nebraska 68501
                                       Or
                                5900 "O" Street
                            Lincoln, Nebraska 68510
                           Telephone: 1-800-745-1112
                              Fax: 1-402-467-7335
                        Interfund Transfer Request Fax:
                                 1-402-467-7923
                                www.ameritas.com

Express mail packages should be sent to our street address, not our P.O. Box address.

The Correct Form of Written Notice "in good order" is important for us to get the information we require to accurately process your Policy elections and changes. Many forms can be found on the on-line services section of our Web site. Or, call us at our toll-free number and we'll send you the form you need and tell you the information we require.

Facsimile Written Notice. To provide you with timely service you want, we accept some Written Notice by facsimile. However, by not requiring your original signature, there is a greater risk unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge. We are entitled to act upon facsimile signatures that reasonably appear to us to be genuine.

                            Make checks payable to:
                         "Ameritas Life Insurance Corp."



TABLE OF CONTENTS                                           Begin on Page
 POLICY SUMMARY...................................................3
     CHARGES.....................................................4
         Policy Charges
         Portfolio Company Operating Expenses
     CHARGES EXPLAINED...........................................7
         Transaction Fees
         Periodic Charges: Monthly Deductions from Policy Value
         Periodic Charges: Daily Deduction from Separate Account Assets
     INVESTMENT OPTIONS..........................................8
         Separate Account Variable Investment Options
         Fixed Account Fixed Interest Rate Option
         Transfers
         Third-Party Services
         Disruptive Trading Procedures
         Systematic Transfer Programs
           Dollar Cost Averaging, Portfolio Rebalancing, Earnings Sweep Model Asset Allocation
     OTHER IMPORTANT POLICY INFORMATION.........................15
         Policy Application and Issuance
         Policy Value
         Misstatement of Age or Sex
         Suicide
         Incontestability
         Telephone Transactions
         Lapse and Grace Period
         Reinstatement
         Delay of Payments or Transfers
         Beneficiary
         Minor Owner or Beneficiary
         Policy Changes
         Free Look Rights
         Optional Features

     POLICY DISTRIBUTIONS.......................................21
         Death Benefit
         No Maturity Date
         Policy Loans
         Full Surrender
         Partial Withdrawal
         Payment of Policy Proceeds
     TAX MATTERS................................................25
         Life Insurance Qualification; Tax Treatment of Death Benefit Special Considerations for Corporations and Employers
         Tax Treatment of Loans and Other Distributions
         Other Policy Owner Tax Matters
     LEGAL PROCEEDINGS..........................................28
     HOW TO GET FINANCIAL STATEMENTS............................28
     DISTRIBUTION OF THE POLICY.................................28
     APPENDIX A: Optional Features..............................29
     DEFINED TERMS..............................................30
     LAST PAGE...............................................Last Page
         IMSA
         Thank You/ If You Have Questions
         Illustrations
         Statement of Additional Information; Registration Statement Reports to You

POLICY SUMMARY

         The following is intended as a summary. Please read each section of this prospectus for additional detail.

         The PROTECTOR hVUL Policy is offered and issued by Ameritas Life Insurance Corp. ("Ameritas"), 5900 "O" Street, Lincoln, Nebraska 68510. Prior to May 1, 2007, the Policy was offered and issued by Ameritas Variable Life Insurance Company ("AVLIC"). Effective May 1, 2007, AVLIC merged into Ameritas and the Separate Account (formerly named Ameritas Variable Life Insurance Company Separate Account V) was transferred from AVLIC to Ameritas. Policies previously issued by AVLIC are now Policies of Ameritas, which will service and maintain those Policies in accordance with their terms.

         The PROTECTOR hVUL Policy is flexible premium variable universal life insurance. The Policy will usually be unsuitable for short-term savings or short-term life insurance needs. We are obligated to pay all amounts promised under the Policy. The Policy pays death benefit proceeds to the Policy beneficiary upon the insured's death, or pays a Cash Surrender Value to you if you surrender the Policy. The insured cannot be under age 20 or over age 80 on the insured's birthday nearest the Policy issue date. We will only issue the Policy for an initial face amount of insurance coverage of $100,000 or more.

         You have flexibility under the Policy. Within certain limits, you can vary the amount and timing of premium payments, change the death benefit, change the guaranteed death benefit period (but not less than 10 years) or funding period, and transfer amounts among the investment options. You can take out a Policy loan, make a partial withdrawal, or surrender your Policy completely, subject to certain restrictions. However, loans, partial withdrawals and surrenders may be subject to income tax and penalty tax.

         Your Policy value and death benefit will go up or down as a result of the investment experience of your Policy. The fund prospectuses accompanying this Policy prospectus provide comprehensive discussion of the risks of each portfolio. Even if you pay Planned Periodic Premiums, your Policy could lapse if the Policy value is not enough to pay the Policy's charges.

         Buying a Policy might not be advisable if it is just replacing existing life insurance. You may wish to consult with your financial or insurance adviser.

         POLICY OPERATION AND FEATURES

Premiums.

o Premium is used to create Policy value to cover Policy charges and to generate investment earnings. Minimum premium is required to be allocated to the Policy's Fixed Account to support any optional guaranteed death benefit period you select.

Charges Deducted from Premium.
o    Percentage of Premium Charge: currently 5%.

Charges Deducted from Assets.
(See CHARGES section on next pages.)

Investment Options.
o Variable investment option allocations are invested in Subaccounts of the Separate Account, which in turn invest in corresponding underlying portfolios. Fixed Account allocations are invested in our general account and we guarantee a fixed rate of interest.
o You may transfer between investments, subject to limits. Model asset allocation, dollar cost averaging, portfolio rebalancing and earnings sweep systematic investment programs are available.
Loans.
o You may borrow a limited amount of Policy value. Each loan must be at least $200. Interest accrues on outstanding loan amounts. After the 5th Policy Year, loans at a lower interest rate may be available.

Surrenders.
o You can surrender the Policy in full at any time for its Cash Surrender Value, or, within limits, withdraw part of the Policy value. Applicable charges are shown in the CHARGES section, next pages.

Death Benefit.
o If you meet certain premium requirements, we will guarantee a death benefit for a certain period. See the OTHER IMPORTANT POLICY INFORMATION: Lapse and Grace Period section for details.
o You choose among two death benefit options. Death benefit proceeds are reduced by any Policy loan balance, unpaid loan interest, and any monthly deductions due but unpaid at death. See the POLICY DISTRIBUTIONS: Death Benefit section for details.

Settlement Income.
o Amounts surrendered or death benefit proceeds can be paid out under several different payment options.

CHARGES

Some charges are rounded. Charges shown are maximums, and may be less in certain states.

         POLICY CHARGES

         The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time that you pay a premium, surrender the Policy, or transfer Policy value between investment options.

--------------------------------------------------- -----------------------  -------------------- --------------------
                                                                                  Guaranteed
   TRANSACTION FEES                                       When Deducted             Maximum              Current
--------------------------------------------------- -----------------------  -------------------- --------------------
PERCENT OF PREMIUM CHARGE                           When each premium is        7.5% of each      5% of each premium
                                                    paid.                      premium payment          payment
--------------------------------------------------- -----------------------  -------------------- --------------------
                                                    Upon a full surrender      Varies(1)
                                                    during the first 14        Policy Year 1:
 SURRENDER CHARGE  (per $1,000 of Face Amount of    Policy Years or in         Minimum   $17.15   Same as Guaranteed
 insurance coverage)                                the 14 Policy Years        Maximum   $51.67         Maximum
                                                    following an increase      Example(2)$29.52
                                                    in face amount of          Fee declines each
                                                    insurance coverage.        year.
--------------------------------------------------- -----------------------  -------------------- --------------------
PARTIAL WITHDRAWAL CHARGE                           Upon each withdrawal.         2% or $50            2% or $25
     (lesser of % of withdrawal amount or dollar
amount)
--------------------------------------------------- -----------------------  -------------------- --------------------
TRANSFER FEE (per transfer)                         First 15 transfers
                                                    per year:                       NONE                 NONE
                                                    Each additional transfer:        $10                 NONE
--------------------------------------------------- -----------------------  -------------------- --------------------
NEW GUARANTEED DEATH BENEFIT FEE                    When a new guaranteed          $25 plus
                                                    death benefit is            $0.10 per $1,000  Same as Guaranteed
                                                    elected after a prior       of Face Amount of       Maximum
                                                    guaranteed death           insurance coverage.
                                                    benefit has expired
                                                    or lapsed.
--------------------------------------------------- -----------------------  -------------------- --------------------

Transaction Fees Table Footnotes:
(1) Varies in amount and duration by insured's sex, issue age, risk class, and the amount of time you have had your Policy. Taxes and penalties may also apply. Ask for a Policy illustration or see your Policy for these charges applicable to you.
(2) Assumes a male, age 45 at Policy issue and in our best risk class. Fee declines to $1.81 per $1,000 in 14th Year and zero thereafter.

         The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, to equal the annualized charges shown, not including Subaccount portfolio operating fees and expenses.

---------------------------------------------------- ---------------------- -------------------- --------------------
 PERIODIC CHARGES
(other than Subaccount portfolio operating             When Deducted              Guaranteed          Current
expenses)                                                                      Maximum (annual)       (annual)
---------------------------------------------------- ---------------------- -------------------- -------------------
DAILY DEDUCTION FROM SEPARATE ACCOUNT ASSETS
      (to equal the annual % shown)
---------------------------------------------------- ---------------------- -------------------- -------------------
RISK CHARGE (for mortality and expense risk)                 Daily
                                  Policy Years 1-15                                  0.90%             0.70%
                                   Policy Years 16+                                  0.65%             0.45%
--------------------------------------------------------------------------- -------------------- -------------------
MONTHLY DEDUCTION FROM POLICY VALUE
      Several of the charges below vary based on individual characteristics. The cost shown for these charges may not be representative of the charge you will pay. Ask for a Policy illustration or see your Policy for the charge applicable to you.
---------------------------------------------------- ----------------------  -------------------- --------------------
                                                            Monthly          Varies (1)           Varies(2)
                                                                             Minimum       $0.45  Minimum       $0.25
BASE POLICY COST OF INSURANCE (Rate is per $1000                             Maximum    $1000.00  Maximum    $1000.00
of the net amount of insurance coverage at risk)                             Example (6,7) $2.33  Example (6,7) $0.85
---------------------------------------------------- ----------------------  -------------------- --------------------

                                      -4-

---------------------------------------------------- ---------------------- -------------------- --------------------
PERIODIC CHARGES
(other than Subaccount portfolio operating             When Deducted              Guaranteed          Current
expenses)                                                                      Maximum (annual)       (annual)
---------------------------------------------------- ---------------------- -------------------- -------------------
ADMINISTRATIVE CHARGE                                       Monthly                      $120.00              $ 90.00
---------------------------------------------------- ----------------------  -------------------- --------------------
                                                                             Varies (3)           Varies (3)
                                                                             Minimum       $0.60  Minimum       $0.60
                                                      Monthly, for first     Maximum      $13.56  Maximum      $13.56
ADMINISTRATIVE CHARGE PER $1,000 OF INITIAL FACE     20 Policy Years only.   Example (6)   $1.08  Example (6)   $1.08
AMOUNT (Rate is an amount per $1,000 of initial                              Fee remains level    Fee remains level
Face Amount of insurance coverage)                                           for 20 Policy Years  for 15 years and
                                                                                                  grades to $0 in
                                                                                                  Policy Year 21
---------------------------------------------------- ----------------------  -------------------- --------------------
                                                                             Varies(4)            Varies(4)
                                                                             Minimum       $0.60  Minimum       $0.60
                                                      Monthly, for first     Maximum      $13.56  Maximum      $13.56
                                                      20 years following     Example (6)   $1.08  Example (6)   $1.08
ADMINISTRATIVE CHARGE PER $1,000 OF INCREASE IN       the increase           Fee remains level    Fee remains level
FACE AMOUNT (Rate is an amount per $1,000 of                                 for 20 years after   for 15 years and
increase in Face Amount of insurance coverage)                               the increase         grades to $0 20
                                                                                                  years after the
                                                                                                  increase
---------------------------------------------------- ---------------------- -------------------- --------------------
COST OF OPTIONAL FEATURES
---------------------------------------------------- ---------------------- -------------------- --------------------
   Insured Disability Benefit Rider (Rate is per            Monthly         Varies(5)            Same as Guaranteed
   $100 of the rider annual benefit.)                                       Minimum       $3.59        Maximum
                                                                            Maximum      $21.44
                                                                            Example (6)   $5.06
---------------------------------------------------- ---------------------- -------------------- --------------------
   Children's Protection Rider  (Flat annual rate.)         Monthly                   $52        Same as Guaranteed
                                                                                                       Maximum
---------------------------------------------------- ---------------------- -------------------- --------------------
   Other Insured Rider  (Rate is per $1,000 of the          Monthly         Varies(1)            Varies(1)
   rider benefit.)                                                          Minimum       $0.45  Minimum       $0.40
                                                                            Maximum    $1000.00  Maximum    $1000.00
                                                                            Example (6,7) $2.33  Example (6,7) $1.48
---------------------------------------------------- ---------------------- -------------------- --------------------
   Terminal Illness Rider                                     N/A                No Cost               No Cost
---------------------------------------------------- ---------------------- -------------------- --------------------

Periodic Charges Table Footnotes:
(1)      Rate varies by insured's sex, risk class and attained age.
(2) Rate varies by insured's sex, issue age, risk class, and the length of time the Policy has been in force.
(3)      Rate varies by insured's sex, issue age, and risk class.
(4) Rate varies by insured's sex, and age and risk class at the time of the increase. Example charges assume increase occurs after five Policy Years.
(5) Rate varies by insured's sex, age and risk class at the time the rider is added to the Policy.
(6) "Example" charges assume an insured who is male, best risk class, age 45 when Policy is issued or rider is added to the Policy.
(7)      "Example" charges assume Policy is in its first Policy Year.

         We currently do not assess a separate charge against our Separate Account or Fixed Account for any income taxes. We may, however, make such a charge in the future if income or gains within the Separate Account will incur any income tax liability, or if tax treatment of our Company changes.

         The next table describes interest rates charged on amounts borrowed from the Policy, net of 3% annual credited interest rate.

--------------------------------------------------- ----------------------- --------------------- -------------------
                                                                                 Guaranteed
NET INTEREST CHARGED ON LOANS                           When Deducted              Maximum               Current
--------------------------------------------------- ----------------------- --------------------- -------------------

LOAN ACCOUNT  (effective annual rates)                 Upon each Policy
        Regular Loans                                   anniversary                  2.5%                 2.0%
        Reduced Rate Loans  (available only after the 5th
                           Policy Year)                                              0.5%                 0.0%
--------------------------------------------------- ----------------------- --------------------- ------ ------------

         PORTFOLIO COMPANY OPERATING EXPENSES  (as of 12/31/2007)

         The next table shows the minimum and maximum total operating expenses charged by the portfolio companies, before any waivers or reductions, that you may pay periodically during the time that you own the contract, followed by a table showing additional information for each portfolio company. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company.

---------------------------------------------------------------------------- -------------------- --------------------
TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES
     Expenses that are deducted from portfolio company assets, including             Minimum           Maximum
     management fees, distribution and/or service (12b-1) fees, and other expenses
--------------------------------------------------------------------------- -------------------- --------------------
Before any Waivers and Reductions
--------------------------------------------------------------------------- -------------------- --------------------
After any Waivers and Reductions (explained in the footnotes to the next table showing each individual portfolio's expenses)
--------------------------------------------------------------------------- -------------------- --------------------

(1)
(2)

--------------------------------------------------------------------------------------------------------------------------
                                                                         Total                           Total Expenses
Subaccount's underlying                Management        Other         Portfolio       Waivers and      after waivers and
Portfolio Name*                           Fees           Fees             Fees         Reductions      reductions, if any
------------------------------------ -------------- --------------- --------------- ---------------- ---------------------
------------------------------------ -------------- --------------- --------------- ---------------- ---------------------
AIM V.I. Series I
------------------------------------ -------------- --------------- --------------- ---------------- ---------------------
International Growth
------------------------------------ -------------- --------------- --------------- ---------------- ---------------------
ALGER AMERICAN Class O
------------------------------------ -------------- --------------- --------------- ---------------- ---------------------
Balanced (1)
------------------------------------ -------------- --------------- --------------- ---------------- ---------------------
American Century VP Class I
------------------------------------ -------------- --------------- --------------- ---------------- ---------------------
Income & Growth
------------------------------------ -------------- --------------- --------------- ---------------- ---------------------
Mid Cap Value
------------------------------------ -------------- --------------- --------------- ---------------- ---------------------
CALVERT VARIABLE SERIES  (4), (5)
------------------------------------ -------------- --------------- --------------- ---------------- ---------------------
Ameritas Core Strategies
------------------------------------ -------------- --------------- --------------- ---------------- ---------------------
Ameritas Income & Growth
------------------------------------ -------------- --------------- --------------- ---------------- ---------------------
Ameritas Index 500 **
------------------------------------ -------------- --------------- --------------- ---------------- ---------------------
Ameritas MidCap Growth
------------------------------------ -------------- --------------- --------------- ---------------- ---------------------
Ameritas MidCap Value
------------------------------------ -------------- --------------- --------------- ---------------- ---------------------
Ameritas Money Market
------------------------------------ -------------- --------------- --------------- ---------------- ---------------------
Ameritas Small Capitalization
------------------------------------ -------------- --------------- --------------- ---------------- ---------------------
Ameritas Small Company Equity
------------------------------------ -------------- --------------- --------------- ---------------- ---------------------
Income
------------------------------------ -------------- --------------- --------------- ---------------- ---------------------
Social Balanced
------------------------------------ -------------- --------------- --------------- ---------------- ---------------------
Social Equity
------------------------------------ -------------- --------------- --------------- ---------------- ---------------------
Social International Equity
------------------------------------ -------------- --------------- --------------- ---------------- ---------------------
Social Mid Cap Growth
------------------------------------ -------------- --------------- --------------- ---------------- ---------------------
DWS VS II Class A
------------------------------------ -------------- --------------- --------------- ---------------- ---------------------
Dreman Small Mid Value VIP
------------------------------------ -------------- --------------- --------------- ---------------- ---------------------
Global Thematic VIP
------------------------------------ -------------- --------------- --------------- ---------------- ---------------------
FIDELITY(R) VIP Initial Class
------------------------------------ -------------- --------------- --------------- ---------------- ---------------------
Contrafund(R)
------------------------------------ -------------- --------------- --------------- ---------------- ---------------------
Equity-Income
------------------------------------ -------------- --------------- --------------- ---------------- ---------------------
Growth
------------------------------------ -------------- --------------- --------------- ---------------- ---------------------
High Income
------------------------------------ -------------- --------------- --------------- ---------------- ---------------------
Investment Grade Bond
------------------------------------ -------------- --------------- --------------- ---------------- ---------------------
Overseas
------------------------------------ -------------- --------------- --------------- ---------------- ---------------------
MFS(R) VIT Initial Class (8)
------------------------------------ -------------- --------------- --------------- ---------------- ---------------------
Research International
------------------------------------ -------------- --------------- --------------- ---------------- ---------------------
Strategic Income
------------------------------------ -------------- --------------- --------------- ---------------- ---------------------
Total Return
------------------------------------ -------------- --------------- --------------- ---------------- ---------------------
Utilities
------------------------------------ -------------- --------------- --------------- ---------------- ---------------------
NEUBERGER BERMAN AMT Class I
------------------------------------ -------------- --------------- --------------- ---------------- ---------------------
Regency
------------------------------------ -------------- --------------- --------------- ---------------- ---------------------
SUMMIT  (11)
------------------------------------ -------------- --------------- --------------- ---------------- ---------------------
Bond
------------------------------------ -------------- --------------- --------------- ---------------- ---------------------
EAFE International Index
------------------------------------ -------------- --------------- --------------- ---------------- ---------------------
Inflation Protected Plus
------------------------------------ -------------- --------------- --------------- ---------------- ---------------------
Lifestyle Aggressive
------------------------------------ -------------- --------------- --------------- ---------------- ---------------------
Lifestyle Conservative
------------------------------------ -------------- --------------- --------------- ---------------- ---------------------
Lifestyle Target
------------------------------------ -------------- --------------- --------------- ---------------- ---------------------
Nasdaq-100 Index
------------------------------------ -------------- --------------- --------------- ---------------- ---------------------
Natural Resources
------------------------------------ -------------- --------------- --------------- ---------------- ---------------------
Russell 2000 Small Cap Index
------------------------------------ -------------- --------------- --------------- ---------------- ---------------------
S&P MidCap 400 Index
------------------------------------ -------------- --------------- --------------- ---------------- ---------------------
T. ROWE PRICE
------------------------------------ -------------- --------------- --------------- ---------------- ---------------------
Blue Chip Growth
------------------------------------ -------------- --------------- --------------- ---------------- ---------------------
THIRD AVENUE
------------------------------------ -------------- --------------- --------------- ---------------- ---------------------
Value
------------------------------------ -------------- --------------- --------------- ---------------- ---------------------
UIF Class I
------------------------------------ -------------- --------------- --------------- ---------------- ---------------------
Emerging Markets Equity (13,14)
------------------------------------ -------------- --------------- --------------- ---------------- ---------------------
U.S. Real Estate
------------------------------------ -------------- --------------- --------------- ---------------- ---------------------
* Short cites are used for Funds and Portfolios in this chart. See the
"Investment Options" section for complete names.


** "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Product. The Statement of Additional Information sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P as set forth in the Licensing Agreement between us and S&P.

         We provide shareholder support and marketing services for some Subaccount portfolio investment advisers in return for annual compensation of between 0.05% and 0.25% of Subaccount assets. This compensation is reflected in the Portfolio expenses shown above.

CHARGES EXPLAINED

         TRANSACTION FEES

o        Percent of Premium Charge
         We currently deduct a percentage of each Policy premium payment we receive as a Percent of Premium Charge. This charge partially offsets premium taxes imposed by some States and local governments and federal taxes on certain capitalized acquisition expenses.

o        Surrender Charge
         Upon a full surrender of your Policy, we deduct a Surrender Charge from the total Policy value. The amount of this charge varies by the insured's sex, issue age (or attained age at the time of any increase), risk class, face amount of insurance coverage, and the length of time the Policy has been in force. The Surrender Charge duration is 14 years. The Surrender Charge applies from the Policy issue date as to the initial face amount of insurance coverage, and from the date of any increase as to increases in the face amount. Ask for a Policy illustration or see your Policy for these charges applicable to you. Taxes and tax penalties may apply.

o        Partial Withdrawal Charge
         Upon a partial withdrawal from your Policy, we will deduct a Partial Withdrawal Charge. This fee will be deducted from the investment options and in the same allocation as your partial withdrawal allocation instruction; if that is not possible (due to insufficient value in one of the investment options you elect) or you have not given such instructions, we will deduct this fee on a pro-rata basis from balances in all Subaccounts and the Fixed Account. Taxes and tax penalties may apply.

o        Transfer Fee
         We may charge a Transfer Fee for any transfer in excess of 15 transfers per Policy Year. This fee may be deducted only from Policy investment options you designate; if that is not possible (due to insufficient value in an investment option you elect) or you have not provided such instructions, we will deduct this fee on a pro-rata basis from balances in all Subaccounts and the Fixed Account.

         PERIODIC CHARGES:  MONTHLY DEDUCTIONS FROM POLICY VALUE

         The following charges are deducted from Policy value on each Policy Month date.

o        Cost of Insurance Charge
         The cost of insurance rate per $1,000 of net amount at risk cannot exceed the guaranteed cost of insurance rate that is set forth in the Policy. The maximum cost of insurance each month can be determined by using the guaranteed cost of insurance rate in the formula below for cost of insurance.

         The cost of insurance charge is for providing insurance protection under the Policy. Because the cost of insurance charge depends upon several variables, the cost for each Policy Month can vary from month to month. The cost of insurance rate for the initial face amount of insurance coverage varies by the insured's sex, issue age, risk class and the length of time the Policy has been in force. The cost of insurance rate for an increase in face amount varies by the insured's sex, age and risk class at the time of the increase, and the length of time the Policy has been in force since the increase. We may use current cost of insurance rates less than those shown in the Policy, and reserve the right to change them so long as they do not exceed the rates shown in the Policy. Changes will equally apply to similarly situated Policy Owners and be based on changes in future expectations of factors such as investment earnings, mortality, persistency, and expenses. We expect a profit from this charge. Ask for a Policy illustration or see your Policy for these charges applicable to you.

The Cost of Insurance each month equals:
-   The "Net Amount at Risk" for the month;
    multiplied by
-   The cost of insurance rate per $1,000 of net amount at risk; divided by
-   $1,000.

The Net Amount at Risk in any month equals:
- The death benefit on the Policy Month date, discounted at the guaranteed rate of interest for the Fixed Account for one month; minus
- The Policy value on the Policy Month date after deducting the charge for any optional features selected and the administrative charges but not the cost of insurance charge.

         Administrative Charge,
         Administrative Charge per $1,000 of Initial Face Amount, and Administrative Charge per $1,000 of Increase in Face Amount
         These administrative charges partially compensate us for our costs in issuing and administering the Policy and operating the Separate Account. We do not anticipate making a profit from these charges.

o        Cost of Optional Features
         The cost for any optional features you select (sometimes called Policy "Riders") is also deducted monthly from Policy value. See the CHARGES section for information about the costs of these features, and refer to APPENDIX A for descriptions of these features. Optional features may not be available in all states.

o        Assessing the Monthly Deductions
         If a guaranteed death benefit is not in effect, you may tell us how to allocate your Policy's total monthly deduction among the investment options, provided that the Policy value remaining in any selected investment option is at least $100. If you do not, or if there is not enough Policy value in any selected investment option, we will allocate the deduction pro-rata among the investment options.

         If a guaranteed death benefit is in effect, we will deduct the corridor portion of the cost of insurance charge pro-rata from the variable investment options to the extent possible and will deduct any remaining amount from the Fixed Account to the extent possible. We will waive any part of the remainder of the monthly deductions we are unable to collect from the Fixed Account.

         PERIODIC CHARGES: DAILY DEDUCTION FROM SEPARATE ACCOUNT ASSETS

         The following charges are applied daily to Separate Account assets in determining the daily Accumulation Unit value of each Subaccount.

o        Risk Charge
         The Risk Charge is for the mortality risks we assume - that insureds may live for shorter periods of time than we estimate, and also compensates us for the Policy expense risks we assume. If this charge exceeds our actual costs to cover these risks, the excess goes to our general account. Conversely, if this charge is not enough, we bear the additional expense, not you. We expect a profit from this charge.

o        Portfolio Charges
         Each Subaccount's underlying portfolio has investment advisory expenses. These expenses, as of the end of each portfolio's last fiscal year, are stated in this prospectus' CHARGES section and described in more detail in each fund's prospectus. A portfolio's charges and expenses are not deducted from your Policy value. Instead, they are reflected in the daily value of portfolio shares which, in turn, will affect the daily Accumulation Unit value of the Subaccounts. These charges and expenses help to pay the portfolio's investment adviser and operating expenses.

INVESTMENT OPTIONS

         The Policy allows you to choose up to 20 investment options - each chosen for its potential to meet specific investment objectives.

The value of your Policy will go up or down based on the investment performance of the variable investment options you choose. Please consider carefully, and on a continuing basis, which investment options best suit your long-term investment objectives and risk tolerance.

     You may allocate all or a part of your premiums among the Separate Account variable investment options or the Fixed Account fixed interest rate option. However, minimum premium is required to be allocated to the Policy's Fixed Account to support any optional guaranteed death benefit period you select. Allocations must be in whole percentages and total 100%. The variable investment options, which invest in underlying portfolios, are listed and described below.

SEPARATE ACCOUNT VARIABLE INVESTMENT OPTIONS

     The Separate Account provides you with variable investment options in the form of underlying portfolio investments. Each underlying portfolio is an open-end investment management company. When you allocate investments to an underlying portfolio, those investments are placed in a Subaccount of the Separate Account corresponding to that portfolio, and the Subaccount in turn invests in the portfolio. The Policy value of your Policy depends directly on the investment performance of the portfolios that you select.

     The Separate Account is registered with the SEC as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Separate Account or us. Under Nebraska law, we own the Separate Account assets, but they are held separately from our other assets and are not charged with any liability or credited with any gain of business unrelated to the Separate Account. Any and all distributions made by the underlying portfolios, with respect to the shares held by the Separate Account, will be reinvested in additional shares at net asset value. We are responsible to you for meeting the obligations of the Policy, but we do not guarantee the investment performance of any of the variable investment options' underlying portfolios. We do not make any representations about their future performance.

         The underlying portfolios in the Separate Account are NOT publicly traded mutual funds, and are NOT the same as other publicly traded mutual funds with very similar names. They are only available as separate account investment options in life insurance or variable annuity policies issued by insurance companies, or through participation in certain qualified pension or retirement plans.
         Even if the investment options and policies of some underlying portfolios available under the Policy may be very similar to the investment objectives and policies of publicly traded mutual funds that may be managed by the same investment adviser, the investment performance and results of the portfolios available under the Policy may vary significantly from the investment results of such other publicly traded mutual funds.
         You should read the prospectuses for the underlying portfolios together with this prospectus for more information.

           You bear the risk that the variable investment options you select may fail to meet their objectives, that they could
              decrease in value, and that you could lose principal.

         Each Subaccount's underlying portfolio operates as a separate variable investment option, and the income or losses of one generally have no effect on the investment performance of any other. Complete descriptions of each variable investment option's investment objectives and restrictions and other material information related to an investment in the variable investment option are contained in the prospectuses for each of the underlying portfolios which accompany this prospectus.

         The Separate Account Subaccount underlying portfolios listed below are designed primarily as investments for variable annuity and variable life insurance policies issued by insurance companies. They are not publicly traded mutual funds available for direct purchase by you. There is no assurance the investment objectives will be met.

         This information is just a summary for each underlying portfolio. You should read the series fund prospectus for an underlying portfolio accompanying this prospectus for more information about that portfolio, including detailed information about the portfolio's fees and expenses, investment strategy and investment objective, restrictions, and potential risks such as those related to mixed and shared funding for portfolios that are also offered through individual variable annuities, other variable life insurance policies, and qualified pension and retirement plans. To get a copy of any portfolio prospectus, contact your representative or us as shown on the Table of Contents page or the last page of this prospectus.

--------------------------------------------------------------------------------------------------------------------
                         FUND NAME                                             INVESTMENT ADVISER
Portfolio Name - Subadviser                                  Portfolio Type / Summary of Investment Strategy
--------------------------------------------------------------------------------------------------------------------
                AIM Variable Insurance Funds                                   AIM Advisors, Inc.
--------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Fund, Series I                 Long-term capital growth.
--------------------------------------------------------------------------------------------------------------------
                  The Alger American Fund                                 Fred Alger Management, Inc.
--------------------------------------------------------------------------------------------------------------------
Alger American Balanced Portfolio, Class O                   Balanced.
--------------------------------------------------------------------------------------------------------------------

                                      -9-

--------------------------------------------------------------------------------------------------------------------
                American Century Investments                      American Century Investment Management, Inc.
--------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund, Class I            Capital growth; income is secondary.
--------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund, Class I              Long-term capital growth.
--------------------------------------------------------------------------------------------------------------------
               Calvert Variable Series, Inc.*                        Calvert Asset Management Company, Inc.
--------------------------------------------------------------------------------------------------------------------
Ameritas Core Strategies Portfolio - Thornburg Investment    Growth; income is secondary.
Management, Inc.
--------------------------------------------------------------------------------------------------------------------
Ameritas Income & Growth Portfolio - Fred Alger Management,  Income; growth is secondary.
Inc. (Fred Alger)
--------------------------------------------------------------------------------------------------------------------
Ameritas Index 500 Portfolio - Summit Investment Partners,   Index:  S&P 500 Index.
Inc. (Summit)
--------------------------------------------------------------------------------------------------------------------
Ameritas MidCap Growth Portfolio - Fred Alger                Growth.
--------------------------------------------------------------------------------------------------------------------
Ameritas MidCap Value Portfolio - RiverSource Investments,   Growth.
LLC
--------------------------------------------------------------------------------------------------------------------
Ameritas Money Market Portfolio                              Money market.
--------------------------------------------------------------------------------------------------------------------
Ameritas Small Capitalization Portfolio - Eagle Asset        Growth.
Management, Inc.
--------------------------------------------------------------------------------------------------------------------
Ameritas Small Company Equity Portfolio - OFI Institutional  Growth.
Asset Management Inc.
--------------------------------------------------------------------------------------------------------------------
CVS Income Portfolio                                         Income.
--------------------------------------------------------------------------------------------------------------------
CVS Social Balanced Portfolio - Equity Portion: New          Income and growth.
Amsterdam Partners LLC (New Amsterdam) and SSgA Funds
Management, Inc; Fixed Income Portion: No Subadvisor
--------------------------------------------------------------------------------------------------------------------
CVS Social Equity Portfolio - Atlanta Capital Management     Growth.
Company, L.L.C.
--------------------------------------------------------------------------------------------------------------------
CVS Social International Equity Portfolio - Acadian Asset    Growth.
Management, Inc.
--------------------------------------------------------------------------------------------------------------------
                   DWS Variable Series II                         Deutsche Investment Management Americas Inc.
--------------------------------------------------------------------------------------------------------------------
DWS Dreman Small Mid Cap Value VIP Portfolio, Class A        Long-term capital growth.
--------------------------------------------------------------------------------------------------------------------
DWS Global Thematic VIP Portfolio, Class A                   Long-term capital growth.
--------------------------------------------------------------------------------------------------------------------
           Fidelity(R) Variable Insurance Products                     Fidelity Management & Research Company
--------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio, Initial Class       Long-term growth.
--------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Equity-Income Portfolio, Initial Class       Index:  S&P 500 Index.
--------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Portfolio, Initial Class              Growth.
--------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP High Income Portfolio, Initial Class         Income and growth.
--------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Investment Grade Bond Portfolio, Initial
Class                                                        Bond.
--------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Overseas Portfolio, Initial Class            Long-term growth.
--------------------------------------------------------------------------------------------------------------------
              MFS(R) Variable Insurance TrustSM                       Massachusetts Financial Services Company
--------------------------------------------------------------------------------------------------------------------
MFS(R) VIT Research International Series, Initial Class      Income.
--------------------------------------------------------------------------------------------------------------------
MFS(R) VIT Strategic Income Series, Initial Class            Total return.
--------------------------------------------------------------------------------------------------------------------
MFS(R) VIT Total Return Series, Initial Class                Total return.
--------------------------------------------------------------------------------------------------------------------
MFS(R) VIT Utilities Series, Initial Class                   Total return.
--------------------------------------------------------------------------------------------------------------------
         Neuberger Berman Advisers Management Trust                     Neuberger Berman Management Inc.
--------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Regency Portfolio, Class I              Capital growth.
--------------------------------------------------------------------------------------------------------------------
     Summit Mutual Funds, Inc., Summit Pinnacle Series*                 Summit Investment Partners, Inc.
--------------------------------------------------------------------------------------------------------------------
Summit Bond Portfolio                                        Bond.
--------------------------------------------------------------------------------------------------------------------
Summit EAFE International Index Portfolio                    Index:  MSCI EAFE Index.
--------------------------------------------------------------------------------------------------------------------
Summit Inflation Protected Plus Portfolio                    Income.
--------------------------------------------------------------------------------------------------------------------
Summit Lifestyle ETF Market Strategy Aggressive Portfolio    Capital growth; income is secondary.
--------------------------------------------------------------------------------------------------------------------
Summit Lifestyle ETF Market Strategy Conservative Portfolio  Capital growth; income is secondary.
--------------------------------------------------------------------------------------------------------------------
Summit Lifestyle ETF Market Strategy Target Portfolio        Capital growth; income is secondary.
--------------------------------------------------------------------------------------------------------------------
Summit Nasdaq-100 Index Portfolio                            Index - Growth.
--------------------------------------------------------------------------------------------------------------------
Summit Natural Resources Portfolio                           Specialty.
--------------------------------------------------------------------------------------------------------------------
Summit Russell 2000 Small Cap Index Portfolio                Index - Growth.
--------------------------------------------------------------------------------------------------------------------
Summit S&P MidCap 400 Index Portfolio                        Index - Growth.
--------------------------------------------------------------------------------------------------------------------
             T. Rowe Price Equity Series, Inc.                            T. Rowe Price Associates, Inc.
--------------------------------------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth Portfolio                     Growth.
--------------------------------------------------------------------------------------------------------------------
             Third Avenue Variable Series Trust                           Third Avenue Management LLC
--------------------------------------------------------------------------------------------------------------------
Third Avenue Value Portfolio                                 Long-term capital growth.
--------------------------------------------------------------------------------------------------------------------
          The Universal Institutional Funds, Inc.              Morgan Stanley Investment Management Inc., dba Van
                                                                                     Kampen
--------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class I               Long-term capital growth.
--------------------------------------------------------------------------------------------------------------------
UIF U. S. Real Estate Portfolio, Class I                     Income and long-term capital growth.
--------------------------------------------------------------------------------------------------------------------

* These funds and their investment advisers are part of the UNIFI Mutual Holding Company, the ultimate parent of Ameritas. . Also, Ameritas Investment Corp., a majority owned subsidiary of Ameritas, is the underwriter for the Summit Mutual Funds, Inc., Summit Pinnacle Series.

o        Adding, Deleting, or Substituting Variable Investment Options
         We do not control the Subaccounts' underlying portfolios, so we cannot guarantee that any of the portfolios will always be available. We retain the right to change the investments of the Separate Account, and to eliminate the shares of any Subaccount's underlying portfolio and substitute shares of another series fund portfolio. If the shares of the underlying portfolio are no longer available for investment or if, in our judgment, investment in the portfolio would be inappropriate in view of the purposes of the Separate Account, we will first notify you and receive any necessary SEC and state approval before making such a change.

         New Separate Account underlying portfolios may be added, or existing funds eliminated, when, in our sole discretion, conditions warrant a change. If a portfolio is eliminated, we will ask you to reallocate any amount in the eliminated portfolio. If you do not reallocate these amounts, we will automatically reinvest them in the Ameritas Money Market Subaccount. If we make a portfolio substitution or change, we may change the Policy to reflect the substitution or change. Our Separate Account may be (i) operated as an investment management company or any other form permitted by law, (ii) deregistered with the SEC if registration is no longer required, or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Separate Account to other accounts.

         Voting Rights

         As a Policy Owner, you may have voting rights in the portfolios whose shares underlie the Subaccounts in which you invest. You will receive proxy material, reports, and other materials relating to each underlying portfolio in which you have voting rights. If you send us written voting instructions, we will follow your instructions in voting the portfolio shares attributable to your Policy. If you do not send us written instructions, we will vote those shares in the same proportions as we vote the shares for which we have received instructions from other Policy Owners. We will vote shares that we hold in the same proportions as we vote the shares for which we receive instructions from other Policy Owners. It is possible that a small number of Policy owners can determine the outcome of a voting proposal. The underlying portfolios may not hold routine annual shareholder meetings.

         FIXED ACCOUNT FIXED INTEREST RATE OPTION

         There is one fixed interest rate option ("Fixed Account"), where we bear the investment risk. We guarantee that you will earn a minimum interest rate that will yield at least 3% per year, compounded annually. We may declare a higher current interest rate. We have sole discretion over how assets allocated to the Fixed Account are invested, and we bear the risk that those assets will perform better or worse than the amount of interest we have declared. The focus of this prospectus is to disclose the Separate Account aspects of the Policy. Refer to the Policy for additional details regarding the Fixed Account.

All amounts allocated to the Fixed Account become assets of our general account. Interest in the general account has not been registered with the SEC and is not subject to SEC regulation. Therefore, SEC staff have not reviewed the Fixed Account disclosures in this prospectus.

         TRANSFERS

         Subject to restrictions during the "right to examine period," you may transfer Policy value from one Subaccount to another, from the Separate Account to the Fixed Account, or from the Fixed Account to any Subaccount, subject to these rules:

         Transfer Rules:
          o A transfer is considered any single request to move assets between one or more investment options.
          o We must receive notice of the transfer at our Service center Trading Unit - either Written Notice, an authorized telephone transaction, fax or by Internet when available. Our Trading Unit facsimile number is 402-467-7923. Transfers will be processed on the business day they are received by our Trading Unit before 3:00 p.m. Central Time. You must be available to receive a confirmation telephone call for any faxed transfer requests sent to us, or your trade may not be processed until it is confirmed.
          o The transferred amount must be at least $250, or the entire Subaccount or Fixed Account value if it is less. (If the value remaining after a transfer will be less than $100 in a Subaccount or Fixed Account, we will include that amount as part of the transfer.)
               - If the Dollar Cost Averaging systematic transfer program is used, then the minimum transfer amount out of a Subaccount is the lesser of $100 or the balance in the Subaccount.
               - The Portfolio Rebalancing and Earnings Sweep systematic transfer programs have no minimum transfer limits.
          o The first 15 transfers each Policy Year are free. Thereafter, transfers may result in a $10 charge for each transfer. See the CHARGES EXPLAINED section of this prospectus for information about how this charge is applied. This fee is not subtracted from the amount of the transfer. Transfers under any systematic transfer program do count toward the 15 free transfer limit.
          o    A transfer from the Fixed Account:
               -    may be made only once each Policy Year;
               -    may be delayed up to six months;
               -    is limited during any Policy Year to the greatest of:
                    - 25% of the Fixed Account value on the date of the transfer during that Policy Year;
                    - the greatest amount of any similar transfer out of the Fixed Account during the previous 13 months;
                    -    $1,000.
          o We reserve the right to limit transfers, or to modify transfer privileges, and we reserve the right to change the transfer rules at any time. We and our portfolio managers consider market timing strategies, programmed transfers or transfers that are large in relation to the total assets of an investment option's underlying portfolio as disruptive. See the Disruptive Trading Procedures section for information about how we will address disruptive activity. We may react to disruptive transfers by, among other things, restricting the availability of personal telephone requests, facsimile transmissions, automated telephone services, Internet services or any electronic transfer service. We may also refuse to act on transfer instructions of an agent acting under a power of attorney or otherwise who is acting on behalf of one or more Owners. In making these determinations, we may consider the combined transfer activity of annuity contracts and life insurance policies that we believe are under common ownership, control or direction.
          o If the Policy value in any Subaccount or the Fixed Account falls below $100, we may transfer the remaining balance, without charge, to the Ameritas Money Market Subaccount.
          o In the event you authorize telephone or Internet transfers, we are not liable for telephone or Internet instructions that we in good faith believe you authorized. We will employ reasonable procedures to confirm that instructions are genuine.

         THIRD-PARTY SERVICES

         Where permitted and subject to our rules (including those Transfer Rules above regarding rejection of a transfer request), we may accept your authorization to have a third party (such as your sales representative or someone else you name) exercise transfers or investment allocations on your behalf. Third-party transfers and allocations are subject to the same rules as all other transfers and allocations. You can make this election on the application or by sending us Written Notice on a form provided by us. Please note that any person or entity you authorize to make transfers or allocations on your behalf, including any investment advisory, asset allocation, money management or timing service, does so independently from any agency relationship they may have with us for the sale of the Policies. They are accountable to you alone for such transfers or allocations. We are not responsible for such transfers or allocations on your behalf, or recommendations to you, by such third-party services. You should be aware that charges assessed by such third parties for their service are separate from and in addition to charges paid under the Policy.

         DISRUPTIVE TRADING PROCEDURES

         The Policy is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market. Such frequent trading, programmed transfers, or transfers that are large in relation to the total assets of a Subaccount's underlying portfolio can disrupt management of a Subaccount's underlying portfolio and raise expenses. This in turn can hurt performance of an affected Subaccount and therefore hurt your Policy's performance.

Organizations or individuals that use market timing investment strategies and make frequent or other disruptive transfers should not purchase the Policy, unless such transfers are limited to Subaccounts whose underlying portfolio prospectuses specifically permit such transfers.

         Policy Owners should be aware that we are contractually obligated to provide Policy Owner transaction data relating to trading activities to the underlying funds on written request and, on receipt of written instructions from a fund, to restrict or prohibit further purchases of transfers by Policy Owners identified by an underlying fund as having engaged in transactions that violate the trading policies of the fund.

         We reserve the right to reject or restrict, in our sole discretion, transfers initiated by a market timing organization or individual or other party authorized to give transfer instructions. We further reserve the right to impose restrictions on transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other Policy Owners. Restrictions may include changing, suspending or terminating telephone, on-line and facsimile transfer privileges. We will enforce any Subaccount underlying portfolio manager's restrictions imposed upon transfers considered by the manager to be disruptive. Our disruptive trading procedures may vary from Subaccount to Subaccount, and may also vary due to differences in operational systems and contract provisions. However, any Subaccount restrictions will be uniformly applied.

        There is no assurance that the measures we take will be effective in preventing market timing or other excessive transfer activity. Our ability to detect and deter disruptive trading and to consistently apply our disruptive trading procedures may be limited by operational systems and technological limitations. The discretionary nature of our disruptive trading procedures may result in some Policy owners being able to market time, while other Policy owners bear the harm associated with timing. Also, because other insurance companies and retirement plans may invest in Subaccount underlying portfolios, we cannot guarantee that Subaccount underlying portfolios will not suffer harm from disruptive trading within contracts issued by them.

         Excessive Transfers
         We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we will consider, among other things:
          o    the total dollar amount being transferred;
          o    the number of transfers you make over a period of time;
          o whether your transfers follow a pattern designed to take advantage of short term market fluctuations, particularly within certain Subaccount underlying portfolios;
          o whether your transfers are part of a group of transfers made by a third party on behalf of individual Policy Owners in the group; and
          o the investment objectives and/or size of the Subaccount underlying portfolio.

         Third Party Traders
         We reserve the right to restrict transfers by any firm or any other third party authorized to initiate transfers on behalf of multiple Policy Owners if we determine such third party trader is engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we may, among other things:
          o    reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Policy Owner, or
          o    reject the transfer or exchange instructions of individual Policy
               Owners who have executed transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Policy Owner.

       We will notify affected Policy Owners before we limit transfers, modify transfer procedures or refuse to complete a transfer.

          SYSTEMATIC TRANSFER PROGRAMS (applies to variable investment options only; does not apply to the Fixed Account)

         Transfers under any systematic transfer program do count toward the 15 free transfer limit. We reserve the right to alter or terminate any systematic transfer program upon thirty days advance written notice. Only one systematic transfer program may be utilized at a time.

o        Dollar Cost Averaging
         The Dollar Cost Averaging program allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from the Ameritas Money Market Subaccount to any other Subaccount(s) or the Fixed Account. Requested percentages are converted to a dollar amount. You can begin Dollar Cost Averaging when you purchase the Policy or later. You can increase or decrease the amount or percentage of transfers or discontinue the program at any time. Dollar Cost Averaging is intended to limit loss by resulting in the purchase of more Accumulation Units when a portfolio's value is low, and fewer units when its value is high. However, there is no guarantee that such a program will result in a higher Policy value, protect against a loss, or otherwise achieve your investment goals.

         Dollar Cost Averaging Rules:
          o There is no additional charge for the Dollar Cost Averaging program.
          o We must receive notice of your election and any changed instruction - either Written Notice, by telephone transaction instruction, or by Internet when available.
          o    Transfers can only occur monthly.
          o The minimum transfer amount out of the Ameritas Money Market Subaccount is the lesser of $250 or the balance in the Subaccount. There is no maximum transfer amount limitation applicable to any of the Subaccounts.
          o Dollar Cost Averaging program transfers cannot begin before the end of a Policy's "right to examine" period.
          o You may specify that transfers be made on the 1st through the 28th day of the month. Transfers will be made on the date you specify (or if that is not a Business Day, then on the next Business Day). If you do not select a date, the program will begin on the next Policy Month date following the date the Policy's "right to examine" period ends.
          o You can limit the number of transfers to be made, in which case the program will end when that number has been made. Otherwise, the program will terminate when the amount remaining in the Ameritas Money Market Subaccount is less than $250.
          o Dollar Cost Averaging is not available when the Portfolio Rebalancing Program is elected.

o        Portfolio Rebalancing
         The Portfolio Rebalancing program allows you to rebalance your Policy value among designated Subaccounts only as you instruct. You may change your rebalancing allocation instructions at any time. Any change will be effective when the next rebalancing occurs.

         Portfolio Rebalancing Program Rules:
          o There is no additional charge for the Portfolio Rebalancing program.
          o    Fixed Account cannot be rebalanced pursuant to this program.
          o You must request the rebalancing program, give us your rebalancing instructions, or request to end this program either by Written Notice, by telephone transaction instruction, or by Internet when available.
          o You may have rebalancing occur quarterly, semi-annually or annually.
          o Portfolio Rebalancing is not available when the Dollar Cost Averaging Program is elected.

o        Earnings Sweep
         The Earnings Sweep program allows you to rebalance your Policy value by automatically allocating earnings from your Subaccounts among designated investment options (Subaccounts or the Fixed Account), either based on your original Policy allocation of premiums or pursuant to new allocation instructions. You may change your Earnings Sweep program instructions at any time. Any change will be effective when the next sweep occurs.

         Earnings Sweep Program Rules:
          o    There is no additional charge for the Earnings Sweep program.
          o    The Fixed Account is not included in this program.
          o You must request the Earnings Sweep program, give us your allocation instructions, or request to end this program either by Written Notice, by telephone transaction instruction, or by Internet when available.
          o You may have your earnings sweep quarterly, semi-annually or annually.

  MODEL ASSET ALLOCATION PROGRAM (Applies to variable investment options only.)

          We may offer a model asset allocation program. However, you always have the ability to construct your own asset allocation plan from among the investment options available in your Policy. Model asset allocation programs are intended to match model risk tolerance and investment objectives with the investment options available in your Policy.

o        Morningstar Asset Allocator Program
         Currently, we offer the Morningstar(R) Asset Allocator Questionnaire, from Morningstar Associates, LLC ("Morningstar"). You may use this tool to identify recommended asset-category allocations based upon five models, ranging from aggressive to conservative, and then make your own investment level allocation selections. Or, you may participate in the Morningstar Asset Allocator asset allocation program through our affiliate, Ameritas Investment Corp. ("AIC") by selecting a model and authorizing AIC to make the investment level decisions on your behalf.

         To participate in the asset allocation program:
          o AIC will serve as your investment adviser fiduciary for the program solely for purposes of development of the models and periodic updates to the models. You must give AIC your written consent and discretionary authority for AIC to give us instructions to allocate your premiums (or, for an existing Policy, Policy value) pursuant to the allocations of the model you select. AIC will also periodically instruct us to change your allocations consistent with any changes to the model made by AIC as recommended by Morningstar. AIC has no discretionary authority to execute any other transfers for your Policy.
          o    You must complete the Asset Allocator Questionnaire.
          o You must allocate all of your Policy value in the Separate Account to one asset allocation model. We must receive notice of your asset allocation model election either by written notice, an authorized telephone transaction or Internet (when available) before we can begin a program for you. Only you can select which model is best for you. The Asset Allocator Questionnaire can be an aid, but neither it nor AIC will make this decision for you. You may wish to consult with your own financial professional to determine whether participation in the program is best for you, and if so, which model is most suitable.
          o    Each calendar quarter we will automatically rebalance the
               Subaccount values to be consistent with the allocation
               percentages for the program model that you elected.
          o Annually, AIC will re-evaluate and may make changes to each investment level model based upon Morningstar's recommendations. We will notify you of any such changes.
          o If you are currently participating in a Morningstar Asset Allocator asset allocation model and you make changes to your allocations outside the model, you will not receive future notifications of model changes. You will then be considered as having withdrawn from the Morningstar Asset Allocator program and as having cancelled your relationship with AIC for purposes of implementing the program with your Policy.

          o AIC is compensated by us as principal underwriter for the Policies. We and AIC may receive fees for administrative services from other portfolios in the models. This additional compensation and related responsibilities may create conflicts of interest as AIC determines what portfolios should be in the models. Also, Calvert Variable Series, Inc. and Summit Mutual Funds, Inc., which are part of the UNIFI Mutual Holding Company and therefore are affiliated with us, have portfolios offered through the Policy (these portfolios may or may not be included in the models). We believe any potential risk of a conflict of interest in these arrangements is reduced or eliminated by contracting with Morningstar Associates, LLC to independently evaluate and recommend the selection, allocation weighting, and periodic updates regarding portfolios in the models.

         There is no additional charge for selecting the Morningstar Asset Allocator program. Although asset allocation programs are intended to mitigate investment risk, there is a risk that investing pursuant to a model will still lose value. For information about risks of participating in the Morningstar Asset Allocator program and more detail about the program, including more information about conflicts of interest, ask for a copy of this prospectus' Statement of Additional Information. More information about AIC's role as investment advisor for the program is available on AIC's Form ADV which is delivered to you at the time you subscribe to the program. We may modify or discontinue the Model Asset Allocation program at any time.

OTHER IMPORTANT POLICY INFORMATION

         POLICY APPLICATION AND ISSUANCE

         The insured must not be younger than 20 or older than age 80 on the insured's birthday nearest to the Policy Date. To purchase a Policy, you must submit an application, at least the Initial Premium (see below), and provide evidence of the proposed insured's insurability satisfactory to us. Before accepting an application, we conduct underwriting to determine insurability. We reserve the right to reject any application or premium. If we issue a Policy, insurance coverage will be effective as of the Policy Date.

Replacing an existing life insurance policy is not always your best choice. Evaluate any replacement carefully.

         The minimum initial face amount (or "specified amount") of life insurance is $100,000.

o        Application in Good Order
         All application questions must be answered, but particularly note these requirements:
          o The Owner's and insured's full name, Social Security number (tax identification number for a business or trust Owner), date of birth, and certain other required information must be included.
          o Your premium allocations must be complete, be in whole percentages, and total 100%.
          o    Initial Premium requirements must be met (see below).
          o Your signature and your agent's signature must be on the application.
          o City, state and date the application was signed must be completed.
          o You must provide all information required for us to underwrite your application (including health and medical information about the insured, and other information we consider relevant).
          o    If you have one, please give us your e-mail address to facilitate receiving updated Policy information by electronic delivery.
          o    There may be forms in addition to the application required by law or regulation, especially when a replacement of other coverage is involved.
          o    Your agent must be both properly licensed and appointed with us.

o        Premium Requirements
         Your premium checks should be made payable to "Ameritas Life Insurance Corp." We may postpone crediting any payment made by check until the check has been honored by your bank. Payment by certified check, banker's draft, or cashier's check will be promptly applied. Under our electronic fund transfer program, you may select a monthly payment schedule for us to automatically deduct premiums from your bank account or other sources.

         Initial Premium
          o At least enough premium to fund the greater of any selected guaranteed death benefit, or the number of monthly deductions, times the number of months between the Policy Date and the date the Policy is issued plus one month.

         Additional Premiums
          o Payment of additional premiums is flexible, but must be enough to cover Policy charges.
          o If a premium increases the net amount of insurance coverage at risk, it is subject to evidence of the insured's continued insurability and our underwriting requirements as to the amount of the increase.
          o Planned Periodic Premiums may be paid annually, semi-annually, quarterly, or monthly. You may change your Planned Periodic Premium, subject to our approval. Because Policy value can fluctuate depending upon the performance of your selected variable investment options, payment of your Planned Periodic Premiums does not guarantee that your Policy will remain in force. Your Policy can lapse, subject to the LAPSE AND GRACE
               PERIOD: Guaranteed Death Benefit provision, even if you pay all Planned Periodic Premiums on time.
          o If there is a Policy loan, you should identify any payment intended to reduce a loan as a loan repayment; otherwise it will be treated as a premium and added to Policy value.
          o    Additional premiums are applied pursuant to your current
               allocation instructions, unless you give us different
               instructions by Written Notice or authorized telephone transaction when you make the payment.
          o We reserve the right to limit premiums or refund any values so the Policy qualifies as life insurance under the federal Internal Revenue Code.

Allocating Premium

         You may allocate your premiums among the variable investment options and the Fixed Account fixed interest rate option. Initial allocations in your Policy application will be used for additional premiums until you change your allocation.
          o    Allocations must be in whole percentages, and total 100%.
          o You may change your allocation by sending us Written Notice or through an authorized telephone transaction. The change will apply to premiums received on or after the date we receive your Written Notice or authorized telephone transaction.
          o All premiums will be allocated pursuant to your instructions on record with us, except your initial premium and any additional premiums received during your Policy's "right to examine" period may be subject to special requirements.

         "Right to Examine" Period Allocations
         Return of Value State. In states that permit us to refund your Policy value upon your cancellation of the Policy during the "right to examine" period, we will allocate your initial premium to your selected variable investment options on the date of issue of the Policy.
         Return of Premium States and IRA plan Policies. In states that require us to refund at least your full premium upon your cancellation of the Policy during the "right to examine" period, we will hold the portion of your initial premium allocated to the Separate Account in the Ameritas Money Market Subaccount for 13 days. Then, we will invest your initial premium in the variable investment options pursuant to your application instruction. (Any additional premiums we receive during the "right to examine" period plus 3 days will be allocated in the same manner.) If, at the end of the "right to examine" period, you decide to cancel your Policy, we will refund the greater of the Policy value or premiums paid.

         Until your Policy is issued, premium payments received by us are held in our general account and are credited with interest at a rate we determine.

         POLICY VALUE

         On your Policy Coverage Date, Policy value (or "account value" or "accumulation value") equals your initial net premium (premium less the Percent of Premium Charge) less the Policy's first monthly deduction. On any Business Day thereafter, your total Policy value equals the sum of Policy value in the Separate Account variable investment options, the Fixed Account, and the Loan Account, minus any monthly deduction due and not paid.

o        Separate Account Value
         Premiums or transfers allocated to Subaccounts are accounted for in Accumulation Units. The Policy value held in the Separate Account Subaccounts on any Business Day is determined by multiplying each Subaccount's Accumulation Unit value by the number of Accumulation Units held in the Subaccount allocated to the Policy. Each Subaccount's Accumulation Unit value is calculated at the end of each Business Day as follows:

     (a) the per share net asset value of the Subaccount's underlying portfolio as of the end of the current Business Day plus any dividend or capital gain distribution declared and unpaid by the underlying portfolio during that Business Day, times the number of shares held by the Subaccount, before the purchase or redemption of any shares on that date; minus
     (b)  the daily risk charge; and this result divided by
     (c) the total number of Accumulation Units held in the Subaccount on the Business Day before the purchase or redemption of any Accumulation Units on that day.

         When transactions are made to or from a Subaccount, the actual dollar amounts are converted to Accumulation Units. The number of Accumulation Units for a transaction is equal to the dollar amount of the transaction divided by the Accumulation Unit value on the Business Day the transaction is made.

         An investment in money market funds is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the funds will be able to maintain a stable net asset value of $1.00 per share.

o        Fixed Account Value
         The Policy value of the Fixed Account on any Business Day equals:
          (a) the Policy value of the Fixed Account at the end of the preceding Policy Month; plus
          (b) any net premiums credited to the Fixed Account since the end of the previous Policy Month; plus
          (c)  any transfers from the Subaccounts or Loan Account to the Fixed
               Account since the end of the previous Policy Month; minus
          (d)  any transfers from the Fixed Account to the Subaccounts or Loan
               Account since the end of the previous Policy Month; minus
          (e)  any partial withdrawal and partial withdrawal charge taken from the Fixed Account since the end of the previous Policy Month;
               minus
          (f) the Fixed Account's share of any monthly deductions from Policy value; minus
          (g)  the Fixed Account's share of charges for any optional features;
               plus
          (h) interest credited on the Fixed Account balance since the end of the previous Policy Month.

         MISSTATEMENT OF AGE OR SEX

         If the age or sex of the insured or any person insured by a Policy or rider has been misstated on the application, the Policy death benefit and any additional benefits provided will be those which would be purchased by the most recent cost of insurance charge and the cost of such additional benefits at the insured person's correct age or sex.

         SUICIDE

         We will pay the greater of the premiums received or Policy value, less any partial withdrawals and indebtedness, if the insured, while sane or insane, commits suicide within two years (one year in Colorado and North Dakota) after the date the Policy was issued (and in Missouri, the insured intended suicide at the time coverage was applied for). We will pay the greater of the monthly deductions for an increase in face amount of insurance coverage or Policy value attributable to such an increase if the insured, while sane or insane, commits suicide within two years (one year in Colorado and North Dakota) after the effective date of any increase (and in Missouri, the insured intended suicide at the time the increase was applied for). Optional feature riders to the Policy may have separate suicide provisions.

         INCONTESTABILITY

         We will not contest the validity of the Policy after it has been in force during the insured's lifetime for two years from the date the Policy was issued or for two years from the date of any reinstatement. We will not contest the validity of an increase in the face amount of insurance coverage after the Policy has been in force during the insured's lifetime for two years from the effective date of any increase. Any contest of an increase in the face amount of insurance coverage will be based on the application for that increase. Optional benefit riders to the Policy may have separate incontestability provisions.

         TELEPHONE TRANSACTIONS

Telephone Transactions Permitted
o    Transfers among investment options.
o    Establish systematic transfer programs.
o    Change premium allocations.

How to Authorize Telephone Transactions
o Upon your authorization on the Policy application or in Written Notice to us, you, your registered representative or a third person named by you may do telephone transactions on your behalf. You bear the risk of the accuracy of any designated person's instructions to us.

Telephone Transaction Rules
o Must be received by close of the New York Stock Exchange ("NYSE") (usually 3 p.m. Central Time); if later, the transaction will be processed the next day the NYSE is open.
o    Will be recorded for your protection.
o For security, you or your authorized designee must provide your Social Security number and/or other identification information.
o    May be discontinued at any time as to some or all Owners.

We are not liable for following telephone transaction instructions we reasonably believe to be genuine.

         LAPSE AND GRACE PERIOD

o        Lapse

         Because Policy value can fluctuate depending upon the performance of your selected variable investment options, your Policy can lapse, even if you pay all Planned Periodic Premiums on time.

         This Policy will lapse with no value when the Policy's cash surrender value is not enough to cover any due but unpaid charges and a guaranteed death benefit is not in effect. However, this Policy will not terminate during a grace period as long as sufficient premium is paid by the end of the grace period to prevent lapse.

           Lapse of the Policy may result in adverse tax consequences.

o        Guaranteed Death Benefit

         We guarantee the Policy will not lapse for the guaranteed death benefit period you select so long as Net Funding exceeds Required Funding throughout the selected guaranteed death benefit period. On the first day of a guaranteed death benefit period and each Policy Month date thereafter, we will compare the Net Funding to the Required Funding to determine if the guaranteed death benefit remains in effect or lapses.

         When you apply for your Policy, you select the period of time over which you wish the guaranteed death benefit to be in effect, which must be at least ten years. You also select the period of time over which you plan to pay for it. You also select the amount of initial premium you wish allocated to the Fixed Account to specifically reduce the amount of guaranteed death benefit premium. We calculate the monthly guaranteed death benefit premium based on these specifications. The guaranteed death benefit period and required premium to fund it varies depending upon your age at Policy issue. Certain changes to your Policy while the guaranteed death benefit is in effect will result in establishing a new guaranteed death benefit period and a recalculation of the guaranteed death benefit premium. These changes include an increase or decrease in the face amount of insurance, a change in death benefit option, an increase or decrease in the amount of rider coverage, or a change in risk class of the insured.

         You may change your Policy guaranteed death benefit period or funding period at any time after the Policy Date, subject to our minimum and maximum requirements. We will then establish a new guaranteed death benefit period and recalculate the guaranteed death benefit premium. The change will be effective on the Policy Month date following the date we receive your request. This change is at no cost if made while a guaranteed death benefit is already in effect or during a guaranteed death benefit grace period. Otherwise, there is a charge (stated in the Charges section).

         If Net Funding exceeds Required Funding at the end of the guaranteed death benefit period, we will calculate a new guaranteed death benefit period to be purchased by the surplus, and the new guaranteed death benefit premium will be zero.

o        Grace Period

         Guaranteed Death Benefit Grace Period
         If, on any Policy Month date during the guaranteed death benefit period, Net Funding is less than Required Funding, the guaranteed death benefit will lapse as of that Policy Month date. You will receive notice of this lapse and will have 61 days from the date the notice is mailed to pay sufficient premium if you wish to keep the guaranteed death benefit. You cannot reinstate the guaranteed death benefit. However, after a guaranteed death benefit grace period ends and for a charge (see CHARGES section), you may start a new guaranteed death benefit period as described in the Guaranteed Death Benefit provision, above.

         Policy Grace Period
         On each Policy Month date, if a guaranteed death benefit is not in effect, we will compare your Policy Cash Surrender Value to the total monthly deduction charges. If the Cash Surrender Value is less than the monthly deductions, your Policy will lapse and the Policy grace period will begin.

         If your Policy lapses, we allow you a 61-day grace period to make a premium payment in order to continue the Policy. The grace period begins on the date we mail a notice of the premium necessary to keep this Policy in force. We will mail this notice to you at your current address on record with us and to any assignee on record. Insurance coverage continues during the grace period, but the Policy has no value for purposes of Policy loans, surrenders or transfers. If sufficient premium is not paid by the end of the grace period, the Policy will terminate without value as of the first day of the grace period. If the insured dies during the grace period, we will deduct outstanding Policy debt and Policy charges due but not paid from the death benefit proceeds payable.

REINSTATEMENT

         If the Policy lapses because a grace period ended without a sufficient payment being made, you may reinstate it within three years of the date of lapse. To reinstate, we must receive:
     o    Written application signed by you and the insured;
     o Evidence of the insured's insurability satisfactory to us, and the insurability of any insured covered under an optional benefit rider;
     o    Premium at least equal to the greater of:
          (1) An amount sufficient to bring the Cash Surrender Value after the first monthly deduction to an amount greater than zero; or
          (2)  Three times the current Policy Month's monthly deduction.
     o    Repayment or reinstatement of any outstanding Policy debt.

         The effective date of reinstatement will be the Policy Month date on or next following the date the reinstatement is approved.

         The face amount of the reinstated Policy may not exceed the face amount at the time of lapse. The Policy value on the effective date of reinstatement will equal the Policy value as of the date of lapse. The surrender charge at reinstatement, if any, will be based on the current Policy Year as if the Policy had never terminated. Any guaranteed death benefit cannot be reinstated.

         The Policy cannot be reinstated once it has been fully surrendered.

         DELAY OF PAYMENTS OR TRANSFERS

         We will usually pay any amounts from the Separate Account requested as a partial withdrawal or cash surrender within seven days after we receive your Written Notice. We can postpone such payments or any transfers out of a Subaccount if: (i) the NYSE is closed for other than customary weekend and holiday closings; (ii) trading on the NYSE is restricted; (iii) an emergency exists as determined by the SEC, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the Separate Account; or (iv) the SEC permits delay for the protection of security holders. The applicable rules of the SEC will govern as to whether the conditions in (iii) or (iv) exist.

         We may defer payments of a full or partial surrender from the Fixed Account for up to six months from the date we receive your Written Notice requesting the surrender.

         BENEFICIARY

         You may change your beneficiary by sending Written Notice to us, unless the named beneficiary is irrevocable. Once we record and acknowledge the change, it is effective as of the date you signed the Written Notice. The change will not apply to any payments made or other action taken by us before recording. If the named beneficiary is irrevocable, you may change the named beneficiary only by Written Notice signed by both you and the beneficiary. If more than one named beneficiary is designated, and you fail to specify their interest, they will share equally.

         If the named beneficiary dies before you, then your estate is the beneficiary until you name a new beneficiary.

         The interest of any beneficiary is subject to that of any assignee.

         MINOR OWNER OR BENEFICIARY

         Generally (and except as provided for in some states) a minor may not own the Policy solely in the minor's name and cannot receive payments directly as a Policy beneficiary. Contrary to common belief, in most States parental status does not automatically give parents the power to provide an adequate release to us to make beneficiary payments to the parent for the minor's benefit. A minor can "own" a Policy through the trustee of a trust established for the minor's benefit, or through the minor's named and court appointed guardian, who owns the Policy in his or her capacity as trustee or guardian. Where a minor is a named beneficiary, we are able to pay the minor's beneficiary payments to the minor's trustee or guardian. Some states allow us to make such payments up to a limited amount directly to parents. Parents seeking to have a minor's interest made payable to them for the minor's benefit are encouraged to check with their local court to determine the process to be appointed as the minor's guardian; it is often a very simple process that can be accomplished without the assistance of an attorney. If there is no adult representative able to give us an adequate release for payment of the minor's beneficiary interest, we will retain the minor's interest on deposit until the minor attains the age of majority.

         POLICY CHANGES

         Any change to your Policy is only effective if on a form acceptable to us, and then only once it is received at our Service Center and recorded on our records. Information on how to contact us to determine what information is needed and where you can get various forms for Policy changes is shown on this prospectus' page 1, TABLE OF CONTENTS page and last page.

         FREE LOOK RIGHTS

         Most States give you a limited period of time within which you can cancel your Policy, usually called a "right to examine" or "free look" period. The amount we will refund if you cancel during this period varies, but will always be at least the amount required by the State whose law governs your Policy. The specific terms of your state's "free look" requirements are on the front page of your Policy.

         OPTIONAL FEATURES

         Subject to certain requirements, one or more of the optional insurance benefits described in APPENDIX A - OPTIONAL FEATURES may be added to your Policy by rider. The cost of any optional insurance benefit will be deducted monthly from Policy value as stated in this prospectus' CHARGES EXPLAINED section.

POLICY DISTRIBUTIONS

         The principle purpose of the Policy is to provide a death benefit upon the insured's death, but before then you may also borrow against the Policy's Cash Surrender Value, take a partial withdrawal, or fully surrender it for its Cash Surrender Value. Tax penalties and surrender charges may apply to amounts taken out of your Policy.

         DEATH BENEFIT

         Upon the insured's death, we will pay to the Policy beneficiary:
          (a) the death benefit on the insured's life, determined as described below; plus
          (b) any additional life insurance proceeds provided by any optional benefit or rider; minus
          (c)  any outstanding Policy debt; minus
          (d) any due and unpaid Policy charges, including deductions for the month of death.

         We will pay the death benefit proceeds after we receive Due Proof of Death of the insured's death and as soon thereafter as we have sufficient information about the beneficiary to make the payment. Death benefits may be paid pursuant to a payment option to the extent allowed by applicable law and any settlement agreement in effect at the insured's death. If neither you nor the beneficiary makes a payment option election within 60 days of our receipt of Due Proof of Death, we will issue a lump-sum payment to the beneficiary.

A death benefit is payable upon:
  -  Your Policy being in force;
  -  Our receipt of Due Proof of Death of the Insured;
  -  Our receipt of sufficient beneficiary information to make the payment; and
  -  Your election of a payment option.
Due Proof of Death is generally a certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other proof satisfactory to us.

o        Death Benefit Options
         You may choose one of two death benefit options. Option D is in effect unless you elect Option A. The corridor death benefit for each Option is the amount, if any, by which (b) exceeds (a), below.

Death Benefit Option A
     Under Option A, the death benefit is the greater of:
(a)  the face amount of insurance coverage; or
(b) the Policy value multiplied times a corridor percentage stated in the Policy.

Death Benefit Option D
     Under Option D, the death benefit is the greater of:
(a) the face amount of insurance coverage plus the Policy value in the Separate Account and Loan Account minus an adjustment amount. (The adjustment amount is the sum of transfers from the Fixed Account to the Separate Account since Option D became effective, plus the sum of transfers from the Fixed Account to the Loan Account since Option D became effective minus the sum of transfers from the Loan Account to the Fixed Account since Option D became effective but not less than zero.) This amount will never be less than the face amount of insurance coverage; or
(b) the Policy value multiplied times a corridor percentage stated in the Policy.

o        Changes in Death Benefit Option
         After the first Policy Year, you may change your Policy's death benefit option.

Changes in Death Benefit Option Rules
o    Your request for a change must be by Written Notice.
o You can only change your Policy death benefit option once each Policy Year. The change will be effective on the Policy Month date after we receive
     (or, if evidence of insurability is necessary, after we approve) your request.
o    There is no fee to change your Policy death benefit option.
o We will adjust the face amount of insurance so that the death benefit immediately after the option change is the same as the death benefit immediately before the option change.

o        Change in Face Amount of Insurance Coverage
         You may change the current face amount (or "specified amount") of insurance coverage by Written Notice on a form provided by us, and subject to our approval. A change could have federal tax consequences (see this prospectus' TAX MATTERS section). Any change will take effect on the Policy Month date on or after the date we receive your Written Notice.

INCREASE in Coverage Rules
o    No increase is allowed in the first Policy Year.
o    The insured's age nearest birthday must be 80 or younger.
o A new application, evidence of insurability, and additional premium for the amount of the increase may be required.
o Minimum amount of an increase in face amount of insurance coverage is $25,000.
o Cost of insurance charges for the increase will be based upon the insured's attained age and underwriting class at the time of the increase.
o Surrender Charges become applicable to the amount of the increase, measured from the date of the increase. See this prospectus' CHARGES EXPLAINED section.
o Ongoing additional premium may be required to maintain your Policy's Guaranteed Death Benefit Premium requirements. (See this prospectus' OTHER IMPORANT POLICY INFORMATION: Lapse and Grace Period - Guaranteed Death Benefit provision.)
o An additional Administrative Charge Per $1,000 of Increase in Face Amount will be added. See this prospectus' CHARGES EXPLAINED section.
o Additional premium may be required if Policy value at the time of the increase, minus outstanding Policy debt, is less than an amount equal to 12 times what the current monthly deductions from Policy value will be reflecting the increase in face amount of insurance coverage.

DECREASE in Coverage Rules
o No decrease is allowed in the first Policy Year nor during the first 12 Policy Months following an increase in face amount of insurance coverage except for a decrease which is the result of a partial withdrawal.
o    The face amount of coverage after the decrease must be at least $100,000.
o We may limit any requested decrease to the amount necessary to keep the Policy in compliance with maximum premium limits under federal tax law.
o For purposes of determining the new Cost of Insurance charge, the decrease will reduce the face amount of insurance coverage by first reducing the face amount provided by the most recent increase, then the next most recent increase successively, and finally the Policy's initial face amount of insurance coverage.
o A decrease in face amount will not decrease the surrender charge nor the Administrative Charge Per $1,000 of Initial Face Amount.

         NO MATURITY DATE

         This Policy does not have a maturity date. Cost of Insurance charges continue through age 120. If the insured is still alive on the Policy Anniversary nearest his or her 121st birthday, there are no further monthly deduction charges. All other Policy provisions will remain unchanged.

         POLICY LOANS

         If you ask, your sales representative or we may be able to provide you with illustrations giving examples of how a loan might affect Policy value, Cash Surrender Value and death benefit. Any loan transaction will permanently affect Policy values. Surrender or lapse of a Policy while a loan is outstanding could result in significant tax consequences.

----------------------------------------------------------------------------------------------------------------------
                    Amount You Can Borrow                                        Loan Interest Rate
--------------------------------------------------------------- ------------------------------------------------------
Standard  Policy  Loan.  You may borrow not less than $200 and  Standard   Policy  Loan.   Current  net  annual  loan
up to an  amount  equal to the  Cash  Surrender  Value,  minus  interest  rate of 2%. We  charge a  current  interest guaranteed  monthly  deductions from Policy value for the rest  rate with a 5% effective annual yield  (guaranteed to
of the Policy Year,  minus  interest on Policy debt  including  not exceed   1/2%) , but we also credit  an  interest
the requested loan to the next Policy Anniversary.              rate  with an  effective  annual  yield  of 3% to any
                                                                amounts in the Loan Account.


                                      -22-

--------------------------------------------------------------- -------------------------------------------------------
Reduced  Rate  Policy  Loan.  Available  after the 5th  Policy  Reduced  Rate  Policy  Loan.  Current  net annual  loan
Year.  Amount eligible is limited to Policy  earnings  (Policy  interest  rate  of  0%: we  charge a  current  interest
value   exceeding  the  amount  of  premiums  paid  minus  any  rate with a 3% effective annual   yield  (guaranteed to
previous partial  withdrawals,  minus any outstanding  Reduced  not exceed 3 1/2%), but we also credit an interest rate
Rate Policy Loan);  but,  cannot exceed the maximum  available  with an  effective  annual yield of 3% to  any  amounts loan amount.  Any Standard Policy Loan  outstanding at the end  in the Loan Account.
of the 5th Policy Year will become a Reduced  Rate Policy Loan up to the  eligible  amount  from that point  forward.  Once a loan is  categorized  as a Reduced Rate Policy  Loan,  it will continue to be charged the reduced loan rate.

Loan Rules
o    The Policy must be assigned to us as sole security for the loan.
o We will accept a loan request signed by you on our form of Written Notice by mail or facsimile.
o We will transfer all loan amounts from the Subaccounts and the Fixed Account to a Loan Account. The amounts will be transferred from your variable investment options on a pro rata basis, unless you instruct us otherwise. If the value of an investment option after a transfer pursuant to your instructions is less than $100, the amounts will be transferred on a pro rata basis.
o Loan interest is due on each Policy Anniversary. If the interest is not paid when due, we will transfer an amount equal to the unpaid loan interest from only Policy investment options you designate; if that is not possible (due to insufficient value in an investment option you elect) or you have not provided such instructions, we will deduct loan interest from your variable investment options on a pro-rata basis, unless you instruct us otherwise.
o If Policy debt exceeds Policy value minus the Surrender Charge minus accrued expenses and charges, you must pay the excess or your Policy will lapse.
o All or part of a loan may be repaid at any time while the Policy is in force. We will deduct the amount of the loan repayment from the Loan Account and allocate that amount among the Subaccounts and the Fixed Account in the same percentages as net premium is allocated on the date of repayment. We will treat any amounts you pay us as a premium unless you specify that it is a loan repayment.
o The death benefit will be reduced by the amount of any loan outstanding and unpaid loan interest on the date of the insured's death.
o Any loan taken from the Fixed Account may negatively impact the availability of a guaranteed death benefit.
o We may defer making a loan for up to six months unless the loan is to pay premiums to us.

         FULL SURRENDER

         While the insured is alive, you may terminate the Policy for its Cash Surrender Value. Following a full surrender, all your rights in the Policy end, and the Policy may not be reinstated.

         Full Surrender Rules
          o We will accept a full surrender request signed by you on our form of Written Notice by mail or facsimile. However, when accepting a request by a method not requiring an original signature, there is a greater possibility that unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge.
          o The applicable Surrender Charge is described in your Policy and the CHARGES EXPLAINED section of this prospectus.
          o We may defer surrender payments from the Fixed Account for up to six months from the date we receive your request.

         PARTIAL WITHDRAWAL

         While the insured is alive, you may withdraw part of the Policy value. The amount requested and any partial withdrawal charge will usually be deducted from the Policy value on the date we receive your request if received before 3 p.m. Central Time.

Partial Withdrawal Rules
o We will accept a partial withdrawal request signed by you on our form of Written Notice by mail or facsimile. However, when accepting a request by a method not requiring an original signature, there is a greater possibility that unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge.
o The applicable Partial Withdrawal Charge is described in your Policy and the CHARGES EXPLAINED section of this prospectus.

o The minimum partial withdrawal amount is $500; the maximum is an amount such that remaining Cash Surrender Value is at least $1,000 or an amount sufficient to maintain the Policy in force for the next 12 months.
o    A partial withdrawal is irrevocable.
o For tax purposes, partial withdrawals are treated as made first from premiums paid and then from earnings, beginning with the most recent premium payment, unless the Policy is a modified endowment contract.
o Partial withdrawals will be deducted from your variable investment options on a pro rata basis, unless you instruct us otherwise. If the value of an investment option after a withdrawal pursuant to your instructions is less than $100, the amounts will be deducted on a pro rata basis.
o Partial withdrawals result in cancellation of Accumulation Units from each applicable Subaccount.
o If death benefit Option A is in effect, the current face amount and Policy value will be reduced by the amount of any partial withdrawal, including the partial withdrawal charge.
o If death benefit Option D is in effect, the current face amount will be reduced by the amount of the partial withdrawal taken from the Fixed Account. Policy value will be reduced by the amount of the partial withdrawal, including the partial withdrawal charge.
o Any partial withdrawal from the Fixed Account may negatively impact the availability of a guaranteed death benefit and the amount of the death benefit.
o We reserve the right to defer withdrawal payments from the Fixed Account for up to six months from the date we receive your request.
o Depending upon the circumstances, a partial withdrawal may have tax consequences.

         PAYMENT OF POLICY PROCEEDS

         A primary function of a life insurance policy is to provide payment options for payment of Policy proceeds in a way that best benefits the payee. Policy proceeds are payable upon the insured's death, a full surrender or partial withdrawal of Policy value, or upon any other benefit where certain proceeds are payable. You may elect to have Policy proceeds paid under one of several payment options or as a lump sum. If another option is not chosen within 60 days of the date we receive satisfactory proof of the insured's death, we will make payment in a lump sum to the beneficiary.

Rules for Payment of Policy Proceeds
o You, or your beneficiary after your death if you are the insured, may elect a payment option by completing an election form that can be requested from us at any time.
o Payees must be individuals who receive payments in their own behalf unless otherwise agreed to by us.
o An association, corporation, partnership or fiduciary can only receive a lump sum payment or a payment under a fixed period payment option (payment option C).
o    Any payment option chosen will be effective when we acknowledge it.
o We may require proof of your age or survival or the age or survival of the payee.
o We reserve the right to pay the proceeds in one lump sum when the amount is less than $5,000, or when the payment option chosen would result in periodic payments of less than $100. If any payment would be or becomes less than $100, we also have the right to change the frequency of payments to an interval that will result in payments of at least $100. In no event will we make payments under a payment option less frequently than annually.
o No payee may commute, encumber or alienate any proceeds under this Policy before they are due. No proceeds are subject to attachment for any debt or obligation of any payee.
o When the last payee dies, we will pay to the estate of that payee any amount on deposit, or the then present value of any remaining guaranteed payments under a fixed payment option.

         Payments under the payment options are fixed payments based on a fixed rate of interest at or higher than the minimum effective annual rate which is guaranteed to yield 3% on an annual basis. Proceeds to fund payments are transferred to our general account and are no longer a part of the Separate Account. We have sole discretion whether or not to pay a higher interest rate for payment options A, B, C, D or E (see below). Current single premium immediate annuity rates for options D or E are used if higher than the guaranteed amounts (guaranteed amounts are based upon the tables contained in the Policy). Current interest rates, and further information, may be obtained from us. The amount of each fixed annuity payment is set and begins on the date payment of Policy proceeds is to begin, and does not change.

o        Selecting a Payment Option

         Once fixed payments under a payment option begin, they cannot be changed. (We may allow the beneficiary to transfer amounts applied under options A to C to options D to F after the date payment of Policy proceeds begins. However, we reserve the right to discontinue this practice.)

The longer the guaranteed or projected payment option period, the lower the amount of each payment.

         Note: If you elect payment options D or E and select a non-guaranteed period, it is possible that only one annuity payment would be made under the payment option if the person whose life the payment is based upon (the "measuring life") dies before the due date of the second payment, only two payments would be made if the "measuring life" died before the due date of the third payment, etc.

         The payment options for receiving Policy proceeds are:

A. Interest Payment. We will pay interest each month at a rate determined by us on the amount retained.

B. Payments for a Fixed Amount. Proceeds are paid in equal monthly installments until proceeds, with interest, have been fully paid. The total annual payment must be at least 5% of the amount retained.

C. Payments for a Fixed Period. Proceeds are paid in equal monthly installments for the face period chosen not to exceed 20 years. Monthly incomes for each $1,000 of proceeds, which include interest, are illustrated by a table in the Policy.

D. Lifetime Income. Proceeds are paid as equal monthly installments based on the life of a named person, and continue for the lifetime of that person. Variations provide for guaranteed payments for a period of time or a lump sum refund.

E. Joint and Last Survivor Lifetime Income. Proceeds are paid as equal monthly installments during the joint lives of two individuals and until the last of them dies. Variations provide for a reduced amount of payment during the lifetime of the surviving person.

F.   Lump Sum. Proceeds are paid in one sum.

         In most cases, when death benefit proceeds are paid in a lump sum, we will pay the death benefit proceeds by establishing an interest bearing account for the beneficiary, in the amount of the death benefit proceeds payable. The same interest rate schedule and other account terms will apply to all beneficiary accounts in place at any given time. We will send the beneficiary a checkbook within 7 days after we receive all the required documents, and the beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit proceeds payable. The account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the general account.

TAX MATTERS

         The following is only general information about federal tax law and is not intended as tax advice. Tax laws affecting the Policy are complex, may change and are affected by your facts and circumstances. We cannot guarantee the tax treatment of the Policy or any transaction involving the Policy. You should consult your own tax adviser as to how these general rules and any applicable taxes will apply to you if you purchase a Policy.

         LIFE INSURANCE QUALIFICATION; TAX TREATMENT OF DEATH BENEFIT

         The Internal Revenue Code, as amended (the "Code") defines a life insurance contract for federal income tax purposes. This definition can be met if an insurance contract satisfies either one of two tests. The Code and related regulations do not directly address the manner in which these tests should be applied to certain features of the Policy. Thus, there is some uncertainty about how those tests apply to the Policy.

         Nevertheless, we believe the Policy qualifies as a life insurance contract for federal tax purposes, so that:
          o the death benefit should be fully excludable from the beneficiary's gross income; and
          o you should not be considered in constructive receipt of the Cash Surrender Value, including any increases in Cash Surrender Value, unless and until it is distributed from the Policy. However, Congress has recently enacted new statutory provisions relating to employer owned life insurance.

               The death benefit of life insurance owned by an employer is taxable unless the insured is a certain class of employee and has been given notice and has consented to coverage on his life. Specific statutory requirements must be satisfied for the death benefit of employer owned life insurance to be excluded from taxable income. Any employer contemplating the purchase of a life insurance contract should consult a tax advisor.

         We reserve the right to make such changes in the Policy as we deem necessary to assure it qualifies as a life insurance contract under the Code and continues to provide the tax benefits of such qualification.

         Modified Endowment Contracts. The Code establishes a class of life insurance contracts designated as modified endowment contracts. Distributions from a modified endowment contract are taxed under different rules, most notably distributions are treated as from income first (to the extent of any gain in the contract) then from cost basis. There are other differences related modified endowment contracts, such as loans being treated as a distribution (see Tax Treatment of Loans and Other Distributions below). The Code rules governing whether a Policy will be treated as a modified endowment contract are extremely complex. In general, a Policy is a modified endowment contract if the accumulated premium payments made at any time during the first seven Policy Years exceed the sum of the net level premium payments which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of seven level annual premiums. A Policy may also become a modified endowment contract because of a material change. The determination of whether a Policy is a modified endowment contract after a material change generally depends upon the relationship of the Policy's death benefit and Policy value at the time of such change and the additional premium payments made in the seven years following the material change. A Policy may also become a modified endowment contract if the death benefit is reduced.

This Policy's flexibility and how you tailor it to meet your needs could cause it to be a modified endowment contract. We recommend you consult with a tax adviser to determine if desired Policy transactions may cause such treatment. When a premium payment is credited which we believe causes the Policy to become a modified endowment contract, we will notify you and offer you the opportunity to request a refund of that premium in order to avoid such treatment. You have 30 days after receiving such a notice to request the refund.

         A Policy issued in exchange for a modified endowment contract is also treated as a modified endowment contract. However, we believe that a Policy issued in exchange for a life insurance Policy that is not a modified endowment contract will generally not be treated as a modified endowment contract if the death benefit of the Policy is greater than or equal to the death benefit of the Policy being exchanged. The payment of any premiums at the time of or after the exchange may, however, cause the Policy to become a modified endowment contract. You may, of course, choose to not make additional payments in order to prevent a Policy from being treated as a modified endowment contract.

         SPECIAL CONSIDERATIONS FOR CORPORATIONS AND EMPLOYERS

         Premium paid by a business for a life insurance Policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the Policy. For purposes of the alternative minimum tax (AMT) that may be imposed on corporations, the death benefit from the Policy, even though excluded from gross income for normal tax purposes, is included in adjusted current earnings for AMT purposes. In addition, although increases to the Policy's cash surrender value are generally excluded from gross income for normal income tax purposes, such increases are included in adjusted current earnings for income tax purposes. In 2006, Congress adopted new rules relating to Employer Owned Life Insurance. Any employer contemplating the purchase of a new life insurance contract or a change in an existing contract should consult a tax advisor regarding the Employee Notice and Consent requirements to avoid the income taxation of the life insurance death benefits.

TAX TREATMENT OF LOANS AND OTHER DISTRIBUTIONS

         Upon a surrender or lapse of the Policy, if the amount received plus any outstanding Policy debt exceeds the total cost basis in the Policy, the excess will generally be treated as ordinary income subject to tax, regardless of whether a Policy is or is not a modified endowment contract. However, the tax consequences of distributions from, and loans taken from or secured by, a Policy depend on whether the Policy is classified as a modified endowment contract.

"Cost Basis in the Policy" means:
- the total of any premium payments or other consideration paid for the Policy, minus
-  any withdrawals previously recovered that were not taxable.

Distributions from Policies Classified as Modified Endowment Contracts are subject to the following tax rules:
1) All distributions, including surrenders and partial withdrawals, are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the Policy value immediately before the distribution over the cost basis in the Policy at such time.
2) Loans from or secured by the Policy are treated as distributions and taxed accordingly. If you do not repay loan interest, the loan interest itself is treated as a distribution.
3) A 10% additional income tax is imposed on the portion of any distribution from, or loan taken from or secured by, the Policy that is included in income except where the distribution or loan is made on or after the Owner attains age 59 1/2, is attributable to the Owner's becoming disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and the Owner's beneficiary.

Distributions from Policies Not Classified as Modified Endowment Contracts are generally treated as first recovering the cost basis in the Policy and then, only after the return of all such cost basis in the Policy, as distributing taxable income. An exception to this general rule occurs in the case of a decrease in the Policy's death benefit or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to the Owner in order for the Policy to continue complying with the Code's definition of life insurance. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy).

         Loans from, or secured by, a Policy that is not a modified endowment contract are not treated as distributions. However, it is possible that reduced rate loans could be treated as distributions rather than loans.

         Distributions (including upon surrender) and loans from, or secured by, a Policy that is not a modified endowment contract are not subject to the 10% additional income tax rule. If a Policy is not now but later becomes a modified endowment contract because of a reduction in benefits, then any distributions made from the Policy within two years prior to the change will become taxable pursuant to modified endowment contract rules.

         OTHER POLICY OWNER TAX MATTERS

         Depending on the circumstances, the exchange of a Policy, a Policy loan, a partial or full surrender, a lapse, a change in ownership, or an assignment of the Policy may have federal income tax consequences. In addition, federal, state and local transfer and other tax consequences of ownership or receipt of distributions from a Policy depends on the circumstances of each Owner or beneficiary.

         Interest paid on Policy loans generally is not tax deductible.

         Aggregation of modified endowment contracts. Pre-death distributions (including a loan, partial surrender, collateral assignment or full surrender) from a Policy that is treated as a modified endowment contract may require a special aggregation to determine the amount of income recognized on the Policy. If we or any of our affiliates issue more than one modified endowment contract to the same Policy Owner within any 12-month period, then for purposes of measuring the income on the Policy with respect to a distribution from any of those Policies, the income for all those Policies will be aggregated and attributed to that distribution.

         Federal and state estate, inheritance and other tax consequences of ownership or receipt of proceeds under the Policy depend upon your or the beneficiary's individual circumstance.

         Diversification requirements. Investments of the Separate Account must be "adequately diversified" for the Policy to qualify as a life insurance contract under the Code. Any failure to comply with diversification requirements could subject you to immediate taxation on the incremental increases in Policy value plus the cost of insurance protection for the year. However, we believe the Policy complies fully with such requirements.

         Owner control. The Treasury Department stated that it anticipates the issuance of regulations or rulings prescribing the circumstances in which your control of the investments of the Separate Account may cause you, rather than us, to be treated as the owner of the assets in the Separate Account. To date, no such regulations or guidance has been issued. If you are considered the Owner of the assets of the Separate Account, income and gains from the Separate Account would be included in your gross income.
         The ownership rights under the Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it determined that owners were not owners of separate account assets. For example, you have additional flexibility in allocating Policy premium and Policy values. These differences could result in you being treated as the owner of a pro rata share of the assets of the Separate Account. In addition, we do not know what standards will be set forth in the regulations or rulings which the Treasury may issue. We therefore reserve the right to modify the Policy as necessary to attempt to prevent you from being considered the Owner of the assets of the Separate Account.

         Tax-advantaged arrangements. The Policy may be used in various arrangements, including non-qualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. If you are contemplating the use of the Policy in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a qualified tax advisor regarding the tax attributes of the particular arrangement and the suitability of this Policy for the arrangement.

         Split-Dollar Arrangements. The IRS and the Treasury Department have issued guidance that substantially affects split-dollar arrangements. Consult a qualified tax advisor before entering into or paying additional premiums with respect to such arrangements.
         Also, on July 30, 2002, the Sarbanes-Oxley Act of 2002 became law and required significant accounting and corporate governance reform. This Act prohibits, with limited exceptions, publicly-traded companies from extending many types of personal loans to their directors or executive officers. This prohibition may be interpreted as applying to some arrangements for split-dollar life insurance policies for directors and executive officers of such companies, since such insurance may be viewed as involving a loan from the employer for at least some purposes. Any affected business contemplating the payment of a premium on an existing Policy, or the purchase of a new Policy, in connection with a split-dollar life insurance arrangement should consult legal counsel.

         Tax Shelter Regulations. Prospective owners should consult a tax advisor about the treatment of the Policy under the Treasury Regulations applicable to tax shelters.

         Alternative Minimum Tax. There may also be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the owner is subject to that tax.

LEGAL PROCEEDINGS

         As of the date of this prospectus, there are no proceedings affecting the Separate Account, or that are material in relation to our total assets.

HOW TO GET FINANCIAL STATEMENTS

         Our company and separate account financial statements are included in a Statement of Additional Information (SAI). For information on how to obtain copies of these financial statements, at no charge, see the STATEMENT OF ADDITIONAL INFORMATION; REGISTRATION STATEMENT provision on the last page of this prospectus.

DISTRIBUTION OF THE POLICY

         Our underwriter and affiliate, Ameritas Investment Corp., enters into contracts with its own registered representatives to sell Policies and with various broker-dealers (Distributors) to distribute Policies through their representatives. Total commission paid for the Policies and other information about distribution compensation can be found in this Policy's Statement of Additional Information (SAI). Instructions to obtain an SAI are on the last page of this prospectus. It is also fair for you to ask a representative about the commission they earn for the sale of a Policy. Information about compensation we pay helps you determine whether a representative may have an incentive to recommend our product over another. In addition to regularly scheduled commission, which is indirectly paid for by certain Policy charges, distribution compensation can include periodic cash incentives paid based upon sales goals. We may enter into special compensation or reimbursement arrangements with certain broker-dealers for, among other things, training of sales personnel, marketing or other services they provide to us or to our affiliates. We may also pay other distribution expenses, marketing support allowances, conference sponsorship fees and production incentive bonuses. The list of broker-dealers to whom we pay conference sponsorship fees (typically ranging from $10,000 to $25,000) and marketing support allowances may change from time to time, but in calendar year 2007 the list included the following firms: Harbour Investments, Investacorp, Inc., and Cullum & Burks. Any additional compensation is paid out of our own assets and will not result in any additional direct charge to you.

APPENDIX A: Optional Features

         This Appendix is intended to provide only a very brief overview of additional benefits available to be added to your Policy by rider. Some of these features are only available at the time the Policy is issued, and may not be added later. For more information, contact your registered representative or us. Certain riders may not be available in all states. The cost for each rider, if any, is explained in the CHARGES section.

o     Disability Benefit Rider
          This Rider provides that during periods of the insured's total disability, as defined in the Rider, we will provide benefits to the Policy Owner by paying a benefit into the Policy as a premium, and by waiving the Cost of Insurance Charge for this Rider. The Owner chooses the benefit level at the issue of the Rider.

o     Children's Protection Rider
          This Rider provides term life insurance protection, as defined in the Rider, for the insured's children.

o     Other Insured Rider
          This Rider provides term insurance upon an individual other than the insured.

o     Terminal Illness Rider
          This Rider provides for the ability to accelerate the death benefit to be a living benefit to withdraw value from the Policy, as defined in the Rider, in the event of diagnosis of a terminal illness. No extra cost. The total value available as a benefit is an amount less than the total death benefit payable under the Policy. This rider is not available in some states, including Massachusetts.

DEFINED TERMS

Accumulation Units are an accounting unit of measure used to calculate the Policy value allocated to Subaccounts of the Separate Account. It is similar to a share of a mutual fund. The Policy describes how Accumulation Units are calculated.

Business Day is each day that the New York Stock Exchange is open for trading.

Cash Surrender Value is the total Policy value less outstanding loans and loan interest, less any applicable surrender charge, and less any due but unpaid Policy charges.

Coverage Date is the date your life insurance coverage with us begins.

Fixed Account is an account that credits a fixed rate of interest guaranteed by us and is not affected by the experience of the variable investment options of the Separate Account. The Fixed Account is part of our general account.

Loan Account is an account we maintain for your Policy if you have a Policy loan outstanding. The Loan Account is credited with interest and is not affected by the experience of the variable investment options of the Separate Account. The Loan Account is part of our general account.

Owner, You, Your is you -- the person(s) or legal entity who may exercise all rights and privileges under the Policy. If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Policy.

Policy Date is the date used to determine Policy Anniversaries, Policy Years, and Policy Months. You may request a specific Policy date, which we must approve. Your Policy Date may or may not be the same date as your Coverage Date. If your Coverage Date is after your Policy Date, you will not have life insurance until you complete all coverage requirements.

Policy Year/Month/Anniversary is measured from respective anniversary dates of the Policy Date of your Policy.

Planned Periodic Premium is a schedule of equal premiums payable at fixed intervals chosen by you, the Owner. You need not follow this schedule, nor will following it ensure that the Policy will remain in force unless the payments are sufficient to keep the Guaranteed Death Benefit in effect.

Net Funding is the sum of these transactions during the guaranteed death benefit period: premiums allocated to the Fixed Account, plus transfers to the Fixed Account, minus partial withdrawals and transfers from the Fixed Account.

Required Funding, on the Policy issue date, is the guaranteed death benefit premium plus guaranteed death benefit dump-in premium, if any. On the first day of any new guaranteed death benefit period after the Policy issue date, Required Funding equals the new guaranteed death benefit premium. On any Policy Month date other than the first day of a guaranteed death benefit period, Required Funding equals Required Funding on the previous Policy Month date plus one additional monthly guaranteed death benefit premium.

Subaccount is a variable investment option division within the Separate Account for which Accumulation Units are separately maintained. Each Subaccount corresponds to a single, underlying, non-publicly traded portfolio issued through a series fund.

Valuation Period is the period commencing at the close of business of the New York Stock Exchange on each Business Day and ending at the close of business on the next succeeding Business Day.

We, Us, Our, Ameritas - Ameritas Life Insurance Corp.

Written Notice or Request -- Written notice, signed by you, in good order, on a form approved by or acceptable to us, that gives us the information we require and is received at Ameritas Service Center, P.O. Box 82550, Lincoln, NE 68501 (or 5900 "O" Street, Lincoln, NE 68510), fax 1-402-467-7335. Call us if you have questions about what form or information is required. When notice is permitted and sent to us by facsimile, we have the right to implement the request if the copied or facsimile signature appears to be a copy of a your genuine original signature.

     IMSA

       We are a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. Our membership in IMSA applies to us only and not to our products or affiliates.

                                    THANK YOU
      for reviewing this prospectus. You should also review the series fund prospectuses for those Subaccount variable
           investment options underlying portfolios you wish to select.

                             IF YOU HAVE QUESTIONS,
    wish to request a Statement of Additional Information, or inquire about a
         Policy including a personalized illustration (without charge), ontact your sales representative, or write or call us at:

                          Ameritas Life Insurance Corp.
                                 Service Center
                                 P.O. Box 82550
                             Lincoln, Nebraska 68501
                                       or
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                            Telephone: 1-800-745-1112
                               Fax: 1-402-467-7335
                 Interfund Transfer Request Fax: 1-402-467-7335
                                www.ameritas.com

                           REMEMBER, THE CORRECT FORM
is important for us to accurately process your Policy elections and changes. Many can be found in the "on-line services" section of our Web Site. Or, call us at our toll-free number and we'll send you the form you need.

       ILLUSTRATIONS

       Illustrations are tools that can help demonstrate how the Policy operates, given the Policy's charges, investment options and any optional features selected, how you plan to accumulate or access Policy value over time, and assumed rates of return. Illustrations may also be able to assist you in comparing the Policy's death benefits, Cash Surrender Values and Policy values with those of other variable life insurance policies based upon the same or similar assumptions. You may ask your sales representative or us (at our toll-free telephone number) to provide an illustration, without charge, based upon your specific situation.

       STATEMENT OF ADDITIONAL INFORMATION; REGISTRATION STATEMENT

       A Statement of Additional Information ("SAI") and other information about us and the Policy with the same date as this prospectus is on file with the SEC and is incorporated into this prospectus by reference. For a free copy, access it on the SEC's Web site (www.sec.gov, select "Search for Company Filings," then "Companies," then type in file number 333-121749), or write or call us. This information can also be reviewed and copies made at or ordered (for a fee) from the SEC's Public Reference Room, 100 F Street, NE, Washington, D.C. 20549-0102. Direct questions to the SEC at 202-551-8090.

       REPORTS TO YOU

       We will send you a statement at least annually showing your Policy's death benefit, Policy value and any outstanding Policy loan balance. Unless there is other transactional activity in your Policy during a calendar quarter as described below, the Policy annual report will be the only report you receive showing details for the prior year of automatic planned periodic premium payments received and charges regularly deducted each month from Policy value including the Policy administrative charges, risk charge, cost of insurance charge and monthly charges for optional rider benefits. We will also confirm Policy loans, Subaccount transfers, lapses, surrender, partial withdrawals, and other Policy transactions as they occur, and will confirm any automated premium payments upon request. You will receive such additional periodic reports as may be required by the SEC.


(R) Ameritas Life Insurance Corp.

                        [Ameritas Life Insurance Corp.]
                                A UNIFI Company]

[Protector hVUL                   Last Page        SEC Registration #: 811-04473

Statement of Additional Information: May 1, 2008
to accompany Policy Prospectuses dated: May 1, 2008

                                              Ameritas Life Insurance Corp. Logo
                                                                 A UNIFI Company
VARIABLE LIFE INSURANCE POLICIES
offered through
AMERITAS VARIABLE SEPARATE ACCOUNT V

TABLE OF CONTENTS                                Page

General Information and History....................1

Underwriter........................................2
Distribution of the Policy

More Information on Charges........................3
         Waiver of Certain Charges
         Underwriting Procedure
Model Asset Allocation Program
         The Service
         The Morningstar Asset Allocator Models
         Periodic Updates of the Models and Notices of Updates
         Risks

Distribution of Materials.........................5
Licensing Agreement
Advertising

Performance Data..................................6
Financial Statements

Contacting Us. To answer your questions or to send additional premium, contact your sales representative or write or call us at:

                          Ameritas Life Insurance Corp.
                                 Service Center
                                 P.O. Box 82550
                             Lincoln, Nebraska 68501
                                       Or
                                  5900 O Street
                             Lincoln, Nebraska 68510
                            Telephone: 1-800-745-1112
                               Fax: 1-402-467-7335
                                www.ameritas.com

Express mail packages should be sent to our street address, not our P.O. Box address.

           This Statement of Additional Information is not a prospectus. It contains information in addition to that set forth in the Policy prospectus and should be read together with the prospectus. The Policy prospectus may be obtained from our Service Center by writing us at P.O. Box 82550, Lincoln, Nebraska 68501, by e-mailing us or accessing it through our Web site at www.ameritas.com, or by calling us at 1-800-745-1112. Defined terms used in the current prospectus for the Policies are incorporated in this Statement.

                        GENERAL INFORMATION AND HISTORY

           Ameritas Life Insurance Corp. ("we, us, our, Ameritas") is a stock life insurance company organized under the insurance laws of the State of Nebraska since 1887. We are engaged in the business of issuing life insurance and annuities, group dental and vision insurance, retirement plans and 401(k) plans throughout the United States (except New York). We are an indirect wholly owned subsidiary of UNIFI Mutual Holding Company ("UNIFI") (we are wholly owned by Ameritas Holding Company, which in turn is wholly owned by UNIFI). The UNIFI companies are a diversified family of financial services businesses offering the above-listed products and services as well as mutual funds and other investments, financial planning, banking, and public financing.

         Prior to May 1, 2007, the Policies described in this Statement of Additional Information and in the prospectus were offered and issued by Ameritas Variable Life Insurance Company ("AVLIC"). Effective May 1, 2007, AVLIC merged into Ameritas, AVLIC's former parent. Ameritas Variable Separate Account V, formerly "Ameritas Variable Life Insurance Company Separate Account V," is now a separate investment account of Ameritas. Policies previously issued by AVLIC now are Policies of Ameritas, which will service and maintain those Policies in accordance with their terms.




                                     SAI:1

UNDERWRITER

         Overture Ovation! and Protector hVUL Policies are offered continuously and are distributed by Ameritas Investment Corp. (AIC), 5900 O Street, Lincoln, Nebraska 68510. Other policies in Ameritas Variable Separate Account V were also distributed by AIC, a majority-owned subsidiary of ours. AIC enters into contracts with various broker-dealers (Distributors) to distribute Policies.

                                                           YEAR:        2005              2006             2007
----------------------------------------------------------------- ----------------- ----------------- ----------------
Variable life insurance commission AVLIC paid to AIC that was        $13,595,629      $10,814,882       $10,123,322
paid to other broker-dealers and representatives (not kept by
AIC).
----------------------------------------------------------------- ----------------- ---------------- ----------------
Variable life insurance commission earned and kept by AIC.               $38,693          $12,753           $12,753
----------------------------------------------------------------- ----------------- ---------------- ----------------
Fees AVLIC paid to AIC for variable life insurance Principal            $361,994         $298,477          $232,565
Underwriter services.
----------------------------------------------------------------- ----------------- ---------------- ----------------

         DISTRIBUTION OF THE POLICY

         Our underwriter, AIC, enters into contracts with various broker-dealers (Distributors) to distribute Policies. These Distributors are registered with the SEC and are members of the Financial Industry Regulatory
Authority(FINRA). All persons selling the Policy must be registered representatives of the Distributors, and must also be licensed as insurance agents to sell variable insurance products.

         Distribution Compensation for Currently Sold Products
          o Protector hVUL: Commission may equal an amount up to 105% of premium in the first year and up to 3% of premium in renewal years. Broker-dealers may also receive a service fee up to an annualized rate of 0.25% of the Policy value beginning in the fifth Policy Year.
          o Overture OVATION!: During the first Policy Year, the commission may equal an amount up to 117% of the first year target premium paid plus the first year cost of any riders and 5% for premiums paid in excess of the first year target premium. For Policy Years two through seven, the commission may equal an amount up to 4% of premiums paid. Broker-dealers may also receive a service fee up to an annualized rate of 0.25% of the Accumulation Value beginning in the eighth Policy Year.

         Distribution Compensation for Products No Longer Being Sold
          o Overture APPLAUSE, APPLAUSE II, & ENCORE!: During the first Policy Year, the commission may equal an amount up to 100% (105% for Encore!) of the first year target premium paid plus the first year cost of any riders and 4% for premiums paid in excess of the first year target premium. For Policy Years two through seven, the commission may equal an amount up to 4% (2% for Encore!) of premiums paid. Broker-dealers may also receive a service fee up to an annualized rate of 0.25% of the Accumulation Value beginning in the eighth Policy Year.
          o Overture LIFE SPVUL: During the first Policy Year, the commission may equal an amount up to 105% of the first year target premium paid plus the first year cost of any riders and 4% for premiums paid in excess of the first year target premium. For Policy Years two through seven, the commission may equal an amount up to 4% of premiums paid. Broker-dealers may also receive a service fee up to an annualized rate of 0.25% of the Accumulation Value beginning in the eighth Policy Year.
          o Corporate Benefit VUL: During the first Policy Year, the commission may equal an amount up to 30% of premium in the first year and up to 12% of premium in renewal years. Broker-dealers may also receive a service fee up to an annualized rate of 0.25% of the Accumulation Value beginning in the sixth Policy Year.
          o Overture VIVA!: Commission may equal an amount up to 140% of premium in the first year and up to 13% of premium in renewal years. Broker-dealers may also receive a service fee up to an annualized rate of 0.5% of the Policy value beginning in the fifth Policy Year.
          o Overture BRAVO!: During the first Policy Year, the commission may equal an amount up to 105% of the first year target premium paid plus the first year cost of any riders and 4% for premiums paid in excess of the first year target premium. For Policy Years two through seven, the commission may equal an amount up to 4% of premiums paid. Broker-dealers may also receive a service fee up to an annualized rate of 0.25% of the Accumulation Value beginning in the eighth Policy Year.

         Compensation arrangements may vary among broker-dealers. We may also pay other distribution expenses such as production incentive bonuses. These distribution expenses do not result in any additional charges under the Policy other than those described in this prospectus' CHARGES section.

                                     SAI:2

MORE INFORMATION ON CHARGES

o        Waiver of Certain Charges

         When the Policy is sold in a manner that results in savings of sales or administrative expenses, we reserve the right to waive all or part of any fee we charge under the Policy (excluding charges charged by the portfolios). Factors we consider include one or more of the following: size and type of group to whom the Policy is issued; amount of expected premiums; relationship with us (employee of us or an affiliated company, receiving distributions or making transfers from other policies we or one of our affiliates issue, or transferring amounts held under qualified retirement plans we or one of our affiliates sponsor); type and frequency of administrative and sales services provided; or level of annual maintenance fee and withdrawal charges. Any fee waiver will not discriminate unfairly against protected classes of individuals and will be done according to our rules in effect at the time the Policy is issued. We reserve the right to change these rules. The right to waive any charges may be subject to State approval.

o        Underwriting Procedure

         The Policy's cost of insurance depends upon the insured's sex, issue age, risk class, and length of time the Policy has been in force. The rates will vary depending upon tobacco use and other risk factors. For the Policy 4101 policy, guaranteed cost of insurance rates are based on the gender-distinct, smoker-distinct 2001 Standard Ordinary Mortality Tables, Age Nearest Birthday. For all other policies, the guaranteed cost of insurance rates are based on the insured's attained age and are equal to the 1980 Insurance Commissioners Standard Ordinary Male and Female Mortality Tables without smoker distinction. The maximum rates for the table-rated substandard insureds are based on a multiple (shown in the schedule pages of the Policy) of the above rates. We may add flat extra ratings to reflect higher mortality risk. Any change in the cost of insurance rates will apply to all insureds of the same age, gender, risk class and whose Policies have been in effect for the same length of time.

         The cost of insurance rates, Policy charges, and payment options for Policies issued in Montana, and perhaps other states or in connection with certain employee benefit arrangements, are issued on a gender-neutral (unisex) basis. The unisex rates will be higher than those applicable to females and lower than those applicable to males.

         If the rating class for any increase in the specified amount of insurance coverage is not the same as the rating class at issue, the cost of insurance rate used after such increase will be a composite rate based upon a weighted average of the rates of the different rating classes. Decreases may be reflected in the cost of insurance rate, as discussed earlier.

         Actual charges made during the Policy year will be shown in the annual report delivered to Policy owners.

       MODEL ASSET ALLOCATION PROGRAM
       MORNINGSTAR (R) ASSET ALLOCATOR offered through AMERITAS INVESTMENT CORP.

The Service
     Ameritas Investment Corp. ("AIC"), an affiliate of ours, has developed several asset allocation models, each based on different profiles of an investor's willingness to accept investment risk, and marketed exclusively through our Policies as the "Morningstar Asset Allocator" program. AIC periodically (typically annually) evaluates and updates the models. In developing and periodically updating the models, AIC currently relies on the recommendations of Morningstar Associates, LLC. AIC may change the firm it uses, or, may use no independent firm at all.

     If you choose to subscribe to the Morningstar Asset Allocator program, AIC will serve as your investment adviser for the service solely for purposes of development of the program models and periodic updates of the models.

     If you choose to subscribe to the Morningstar Asset Allocator program, AIC instructs us to allocate your initial premium (in the case of a new application) or accumulated value, as applicable, to the investment options according to the model you select, to similarly allocate subsequent premium, and to periodically automatically reallocate your accumulated value or premium payments. Your Policy value will be rebalanced quarterly consistent with your selected model.


                                     SAI:3

The Morningstar Asset Allocator Models
     Development of the Morningstar Asset Allocator models is a two-step process. First, an optimization analysis is performed to determine the breakdown of asset classes. Next, after the asset class exposures are known, a determination is made of how available investment options can be used to implement the asset class level allocations. The investment options are selected by evaluating the asset classes represented by the underlying portfolios and combining investment options to arrive at the desired asset class exposure. Investment options are selected in a way intended to optimize potential returns for each model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of an investment option in a model based on its specific asset class exposure or other specific optimization factors, even where another investment option may have better historical performance.

Periodic Updates of the Models and Notices of Updates
     Each model is evaluated periodically (generally, annually) to assess whether the combination of investment options within each model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the model. As a result, each model may change, and the investment options used within a model may change.

     When your selected model is updated, AIC instructs us to automatically reallocate your accumulated value and any subsequent premium payments in accordance with any changes to the model you have selected. This means the allocation of your accumulated value, and potentially the investment options in which you are invested, will automatically change and your accumulated value and any subsequent premium payments will be automatically reallocated among the investment options in your updated model (independently of the automatic quarterly rebalancing). AIC requires that you give it discretionary investment authority to periodically instruct us to reallocate your accumulated value and any subsequent premium payments in accordance with the updated version of the model you have selected, if you wish to participate in the Morningstar Asset Allocation program.

     When AIC updates the models, we will send you written notice of the updated models at least 30 days in advance of the date the updated models are to be effective. If you wish to accept the changes in your selected model, you will not need to take any action, as your Policy value and any subsequent premium will be automatically reallocated pursuant to the updated model. If you do not wish to accept the changes to your selected model, you can change to a different model or withdraw from the Morningstar Asset Allocator program.

Risks
     Although asset allocation models are designed to optimize returns given the various levels of risk, there is no assurance that a model portfolio will not lose money or that investment results will not experience volatility. Investment performance of your accumulated value could be better or worse by participating in a Morningstar Asset Allocator model than if you had not participated. A model may perform better or worse than any single investment option or asset class or other combinations of investment options or asset classes. Model performance is dependent upon the performance of the component investment options (and their underlying portfolios). The timing of your investment and the automatic quarterly rebalancing may affect performance. Your accumulated value will fluctuate, and when redeemed, may be worth more or less than the original cost.

     Periodic updating of the models can cause the underlying portfolios to incur transaction expenses to raise cash for money flowing out of the portfolios or to buy securities with money flowing into the portfolios. These expenses can adversely affect performance of the pertinent portfolios and the models.

     AIC, an affiliate of ours, may be subject to competing interests that have the potential to influence its decision making with regard to the models. In addition to its limited role as investment advisor under the Morningstar Asset Allocator program, AIC is also compensated by us as principal underwriter for the Policies. In addition, AIC receives fees as distributor for the Summit Mutual Funds, Inc., Summit Pinnacle Series. We and AIC may receive fees for administrative services from other portfolios that are available as investment options. AIC may have an incentive to use certain portfolios in the models that provide higher fees for administrative services or distribution fees. AIC may believe that certain portfolios may benefit from additional assets or could be harmed by redemptions. All our model investment options and their underlying portfolios are analyzed by Morningstar Associates, LLC, an independent analytical firm.

                                     SAI:4

     Neither AIC nor we dictate to Morningstar the number of portfolios in a model, the percent that any portfolio represents in a model, or which portfolios may be selected (other than to require exclusion of any portfolio that is expected to be liquidated, merged into another portfolio, or otherwise closed). AIC and we believe reliance on recommendations of Morningstar to develop and update the models reduces or eliminates the potential for AIC and us to be influenced by these competing interests, but there can be no assurance of this.

AIC and we are under no obligation to continue the Morningstar Asset Allocator program, or any asset allocation program, and have the right to terminate or change such services at any time.

         DISTRIBUTION OF MATERIALS

         We will distribute proxy statements, updated prospectuses and other materials to you from time to time. In order to achieve cost savings, we may send consolidated mailings to several owners with the same last name who share a common address or post office box.

         LICENSING AGREEMENT

         The Policy is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P). S&P makes no representation or warranty, express or implied, to the owners of the Policy or any member of the public regarding the advisability of investing in securities generally or in the Policy particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Licensee (Ameritas) is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Licensee or the Product. S&P has no obligation to take the needs of the Licensee or the owners of the Policy into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Policy or the timing of the issuance or sale of the Product or in the determination or calculation of the equation by which the Policy is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Policy.

         S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE POLICY, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

         ADVERTISING

         From time to time, we may advertise performance information for the Subaccounts and their underlying portfolios. We may also advertise ratings, rankings or other information related to us, the Subaccounts or the underlying portfolios.

         We may provide hypothetical illustrations of Policy value, Cash Surrender Value and death benefit based on historical investment returns of the underlying portfolios for a sample Policy based on assumptions as to age, sex and risk class of the insured, and other Policy-specific assumptions.

         We may also provide individualized hypothetical illustrations calculated in the same manner as stated above but based upon factors particular to your Policy.

                                     SAI:5

         PERFORMANCE DATA

         From time to time, we may advertise performance for the Subaccount variable investment options. Performance data is available on our website and is authorized for use with prospective investors only when accompanied or preceded by current product and fund prospectuses containing detailed information about the Policy, investment, limitations and risks.

         Performance returns reflect fees and charges assessed by the fund companies and current mortality and expenses and administrative risk charges deducted from separate account assets. Some portfolio advisors have agreed to limit their expenses; without these limits, performance would have been lower. The returns shown on our website do not reflect the Policy's transaction fees and periodic charges. If these fees and charges were deducted, the performance quoted would be lower. Yields shown are typically annualized yields. This means the income generated during the measured seven days is assumed to be generated each week over a 52-week period, and not reinvested, and is shown as a percentage of the investment.

         We encourage you to obtain a personalized illustration which reflects all charges of the Policy and the impact of those charges upon performance; contact your registered representative or us to obtain an illustration, without charge, based upon your specific situation. See the Policy prospectus for detailed information about Policy charges and portfolio prospectuses for each portfolio's expenses.

         For periods prior to the date the Policy Subaccount began operation, performance data will be calculated based on the performance of the underlying portfolio and the assumption that the Subaccounts were in existence for the same periods as those indicated for the underlying portfolio with the level of Policy charges that were in effect at the inception of the Subaccount.

         Past performance is no guarantee of future results. The return and principal value of an investment will fluctuate so that investor's shares, when redeemed, may be worth more or less than their original cost.

          FINANCIAL STATEMENTS

         The statutory  financial  statements  of Ameritas Life  Insurance
Corp. as of December 31, 2007, 2006 and 2005, and for the three years then ended, and the financial statements of the Subaccounts of Ameritas Variable Life Insurance Company Separate Account V as of December 31, 2007, and for each of the periods in the two years then ended, included in this Statement of
Additional Information have been audited by         , independent auditors and
independent registered public accounting firm, respectively, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

          Our financial statements follow this page of this Statement. They only bear on our ability to meet our obligations under the Policy, and should not be considered as bearing on the investment performance of the assets held in the Separate Account.


                                     SAI:6

PART C

                                                   OTHER INFORMATION

     Item 26.     Exhibits

     Exhibit
     Number       Description of Exhibit

     (a) (1) Board of Directors Resolution of Ameritas Variable Life Insurance Company Establishing Ameritas Variable Separate Account V (formerly known as Ameritas Variable Life Insurance Company Separate Account V). (1)
     (a) (2) Resolution of Board of Directors of Ameritas Life Insurance Corp. authorizing the transfer of Ameritas Variable Life Insurance Company Separate Account V to Ameritas Life Insurance Corp. (2)
     (b)      Custodian Agreements. Not Applicable.
     (c)      Principal Underwriting Agreement and Amendment. (1), (2)
     (d)      Form of Policy. (3)
     (e)      Form of Application. (4)
     (f) Articles of Incorporation of Ameritas Life Insurance Corp. (5) Bylaws of Ameritas Life Insurance Corp. (6)
     (g)      Form of Reinsurance Agreement. (7)
     (h)      Forms of Participation Agreements:
                    (1)  Variable Insurance Products Fund. (8)
                    (2)  The Alger American Fund. (8)
                    (3)  MFS Variable Insurance Trust. (1)
                    (4)  Morgan Stanley Universal Funds, Inc. (1)
                    (5)  Calvert Variable Series, Inc. Ameritas Portfolios. (9)
                    (6)  Calvert Variable Series, Inc. (10)
                    (7)  American Century Variable Portfolios, Inc. (10)
                    (8)  INVESCO Variable Investment Funds, Inc. (10)
                    (9)  Summit Mutual Funds, Inc. (10)
                    (10) Third Avenue Variable Series Trust. (10)
                    (12) Form of Participation Agreement Novations. (2)
                    (13) T. Rowe Price. (11)
                    (14) DWS (Scudder). (5)
                    (15) Neuberger Berman AMT. (12)
     (i)      Administrative Contracts. Not Applicable.
     (j)      Other Material Contracts: Powers of Attorney.
     (k)      Legal Opinion.
     (l)      Actuarial Opinion. Not applicable.
     (m)      Calculation. Not applicable.
     (n) Consents of Independent Auditors and Independent Registered Public Accounting Firm to be filed by subsequent amendment under Rule 485(b).
     (o) Financial statements to be filed by subsequent amendment under Rule 485(b).
     (p)      Initial Capital Agreements. Not applicable.
     (q)      Transfer and Redemption Procedures Pursuant to Rule 6e-3(T)
              (b)(12)(iii).(13)

Footnotes:
1. Incorporated by reference to Ameritas Variable Life Insurance Company Separate Account V Form S-6 initial Registration Statement No. 333-15585, filed on November 6, 1996, EX-99.A1, EX-99.A3A, EX-99.A3C, EX-99.A3D.
2. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 initial Registration Statement No. 333-142483 filed on May 1, 2007, EX-99.A, EX-99.C, EX-99.D, EX-99.H.
3. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 initial Registration Statement No. 333-142487 filed on May 1, 2007, EX-99.77D.
4. Incorporated by reference to Ameritas Variable Life Insurance Company Separate Account V Form N-6 Pre-Effective Amendment No. 1 to Registration Statement No. 333-121749, filed April 6, 2005, EX-99.E.
5. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVA Form N-4 initial Registration Statement No. 333-05529, filed on June 7, 1996, EX-99.B6A, EX-99.B8A.

6. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVA Form N-4 Post-Effective Amendment No. 4 for Registration Statement No. 333-05529, filed on February 26, 1999, EX-99.(6)(B).

7. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 1 for Registration Statement No. 333-142494, filed on February 27, 2007, EX-99(G).

8. Incorporated by reference to Ameritas Variable Life Insurance Company Separate Account V Form S-6 Pre-Effective Amendment No. 1 to Registration Statement No. 333-15585, filed on January 17, 1997, EX-99.A8A, EX-99.A8B.

9. Incorporated by reference to Ameritas Variable Life Insurance Company Separate Account V Form S-6 Post-Effective Amendment No. 5 to Registration Statement No. 333-15585, filed on August 30, 1999, EX-99.1.(8).

10. Incorporated by reference to Ameritas Variable Life Insurance Company Separate Account V Form S-6 Post-Effective Amendment No. 7 to Registration Statement No. 333-14845, filed November 22, 2000, EX-99.1.(8)(F),
     EX-99.1.(8)(G), EX-99.1.(8)(H), EX-99.1.(8)(J), EX-99.1.(8)(K).

11. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6 Post-Effective Amendment No. 9 for Registration Statement No. 333-76359, filed on February 27, 2007, EX-(H)(15).

12. Incorporated by reference to Pre-Effective Amendment No. 2 to Ameritas Life Insurance Corp. Separate Account LLVL, File No. 333-76359, filed on July 14, 1999, EX-99.1.(8)(B).

13. Incorporated by reference to Ameritas Variable Life Insurance Company Separate Account V form N-6 Pre-Effective Amendment No. 1 to Registration Statement No. 333-121749, filed April 6, 2004,.EX-99.Q.

Item 27.   Directors and Officers of the Depositor

           Name and Principal               Position and Offices
           Business Address*                with Depositor

           Lawrence J. Arth                 Director, Chairman
           JoAnn M. Martin                  Director, President & Chief Executive Officer
           James P. Abel                    Director
           William W. Cook, Jr.             Director
           Bert A. Getz                     Director
           James R. Knapp                   Director
           Tonn M. Ostergard                Director
           Paul C. Schorr, III              Director
           Winston J. Wade                  Director
           Robert C. Barth                  Senior Vice President, Controller, & Chief Accounting Officer
           Jan M. Connolly                  Senior Vice President & Corporate Secretary
           Raymond M. Gilbertson            Vice President, Corporate Compliance
           Arnold D. Henkel                 Senior Vice President, Individual Distribution
           Dale D. Johnson                  Senior Vice President and Corporate Actuary
           Robert G. Lange                  Vice President, General Counsel & Assistant Secretary
           William W. Lester                Senior Vice President, Investments & Treasurer
           Kevin W. O'Toole                 Senior Vice President
           Mitchell F. Politzer             Senior Vice President, Ameritas Direct
           Robert-John H. Sands             Senior Vice President
           Janet L. Schmidt                 Senior Vice President, Human Resources
           Steven J. Valerius               Senior Vice President
           Kenneth L. VanCleave             Senior Vice President, Group Division

* Principal business address: Ameritas Life Insurance Corp., 5900 "O" Street, Lincoln, Nebraska 68510.



Item 28. Persons Controlled by or Under Common Control with the Depositor or the
         Registrant

Name of Corporation (state where organized)                            Principal Business
UNIFI Mutual Holding Company (NE)......................................mutual insurance holding company
     Ameritas Holding Company (NE).....................................stock insurance holding company
         Acacia Life Insurance Company (DC)............................life insurance company
              Acacia Financial Corporation (MD)........................holding company
                  Acacia Federal Savings Bank (DE).....................federally chartered bank
                     Acacia Service Corp. (VA).........................deposit solicitation
                  Calvert Group, Ltd. (DE).............................holding company
                     Calvert Asset Management Company (DE).............asset management services
                     Calvert Shareholder Services, Inc. (DE)...........administrative services
                     Calvert Administrative Services Company (DE)......administrative services
                     Calvert Distributors, Inc. (DE)...................broker-dealer

         Ameritas Life Insurance Corp. (NE)............................life/health insurance company
              Ameritas Investment Corp. (NE)...........................securities broker dealer and investment adviser owned by Ameritas
                                                                       Life Insurance Corp. (80%) and
                                                                       Centralife Annuities Service, Inc. (20%)
              First Ameritas Life Insurance Corp. of New York (NY).....life insurance company
              Life Re Insurance Company (TX)...........................life insurance company
              Pathmark Administrators, Inc. (NE).......................third-party administrator of dental and eye care insurance plans

         The Union Central Life Insurance Company (OH).................life insurance company
              Union Central Mortgage Funding, Inc. (OH)................mortgage loan and servicing
              PBRA, Inc. (CA)..........................................holding company
                  Price, Raffel & Browne Administrators, Inc. (DE).....pension administration services
              Summit Investment Partners, Inc. (OH)....................investment adviser

         Summit Investment Advisors, Inc. (NE).........................investment adviser

Subsidiaries are indicated by indentations. Ownership is 100% by the parent company except as noted.

Item 29.      Indemnification

Ameritas Life Insurance Corp.'s By-laws provide as follows:

         "The Corporation shall indemnify any person who was, or is a party, or is threatened to be made a party, to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that he or she is or was a director, officer or employee of the Corporation or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses including attorney's fees, judgments, fines and amounts paid in settlement actually and reasonably incurred in connection with such action, suit or proceeding to the full extent authorized by the laws of Nebraska."

         Section 21-2004 of the Nebraska Business Corporation Act, in general, allows a corporation to indemnify any director, officer, employee or agent of the corporation for amount paid in settlement actually and reasonably incurred by him or her in connection with an action, suit or proceeding, if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interest of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful.

         In a case of a derivative action, no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his or her duty to the corporation, unless a court in which the action was brought shall determine that such person is fairly and reasonably entitled to indemnify for such expenses which the Court shall deem proper.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30.      Principal Underwriter

a) Ameritas Investment Corp. ("AIC") serves as the principal underwriter for the variable life insurance contracts issued through Ameritas Variable Separate Account V, as well as Ameritas Variable Separate Account VL, Ameritas Life Insurance Corp. Separate Account LLVL, First Ameritas Variable Life Separate Account, and Carillon Life Account. AIC also serves as the principal underwriter for variable annuity contracts issued through Ameritas Variable Separate Account VA-2, Ameritas Variable Separate Account VA, Ameritas Life Insurance Corp. Separate Account LLVA, First Ameritas Variable Annuity Separate Account, and Carillon Account.

b) The following table sets forth certain information regarding the officers and directors of the principal underwriter, Ameritas Investment Corp.

         Name and Principal                          Positions and Offices
         Business Address                            With Underwriter

         JoAnn M. Martin*                            Director, Chair & Senior Vice President
         Salene Hitchcock-Gear*                      Director, President & Chief Executive Officer
         Kent M. Campbell**                          Director
         William W. Lester*                          Director, Vice President & Treasurer
         Gary T. Huffman***                          Director
         Billie B. Beavers****                       Senior Vice President
         Cheryl L. Heilman*                          Vice President, Chief Operating Officer
         Robert G. Lange*                            Vice President, Secretary, & General Counsel
         Bruce D. Lefler****                         Senior Vice President, Public Finance
         Gregory C. Sernett*                         Vice President, Chief Compliance Officer, and Assistant Secretary
         Michael M. Van Horne****                    Senior Vice President

          * Principal business address: Ameritas Investment Corp., 5900 "O" Street, Lincoln, Nebraska 68510.
          ** Principal business address: AVIVA USA, 611 Fifth Avenue, Des Moines, Iowa 50309.
          *** Principal business address: The Union Central Life Insurance Company, 1876 Waycross Rd, Cincinnati Ohio, 45240.
          **** Principal business address: Ameritas Investment Corp., 440
               Regency Parkway Drive, Suite 222, Omaha, Nebraska 68114.



(c) Compensation From the Registrant.

          (1)                          (2)                     (3)                     (4)               (5)
                                                         Compensation on
                                Net Underwriting       Events Occasioning
     Name of Principal           Discounts and         the Deduction of a           Brokerage           Other
     Underwriter                 Commissions          Deferred Sales Load         Commissions       Compensation
     Ameritas Investment
     Corp. ("AIC")                    $10,123,322              $0                      $12,753           $232,565

          (2)+(4)+(5) = Gross variable life compensation received by AIC.
          (2) = Sales compensation received and paid out by AIC as underwriter; AIC retains 0.
          (4) = Sales compensation received by AIC for retail sales.
          (5) = Sales compensation received by AIC and retained as underwriting fee.

Item 31.  Location of Accounts and Records

          The Books, records and other documents required to be maintained by
          Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained at Ameritas Life Insurance Corp., 5900 "O" Street, Lincoln, Nebraska 68510.

Item 32.  Management Services

          Not Applicable.

Item 33.  Fee Representation

          Ameritas Life Insurance Corp. represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933, the Registrant, Ameritas Variable Separate Account V has caused this Amendment No. 1 to Registration Statement No. 333-142497 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Lincoln, County of Lancaster, State of Nebraska on this 25th day of February, 2008.

                                AMERITAS VARIABLE SEPARATE ACCOUNT V, Registrant

                                        AMERITAS LIFE INSURANCE CORP., Depositor


                                         By:         Lawrence J. Arth*
                                       -----------------------------------------
                                                 Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on February 25, 2008.

     SIGNATURE                              TITLE
     Lawrence J. Arth *                 Director, Chairman
     JoAnn M. Martin *                  Director, President & Chief Executive Officer
     James P. Abel *                    Director
     William W. Cook, Jr. *             Director
     Bert A. Getz *                     Director
     James R. Knapp *                   Director
     Tonn M. Ostergard *                Director
     Paul C. Schorr, III *              Director
     Winston J. Wade *                  Director
     Robert C. Barth *                  Senior Vice President, Controller, & Chief Accounting Officer
     Jan M. Connolly**                  Senior Vice President & Corporate Secretary
     William W. Lester *                Senior Vice President, Investments & Treasurer

     /S/Robert G. Lange
     ---------------------
     Robert G. Lange                    Vice President, General Counsel & Assistant Secretary


* Signed by Robert G. Lange under Powers of Attorney executed effective as of May 7, 2007.
** Signed by Robert G. Lange under Power of Attorney executed effective as of February 1, 2008.

                                  Exhibit Index

         Exhibit

         (j)  Powers of Attorney

         (k)  Legal Opinion of Robert G. Lange